                            [METROPOLITAN WEST LOGO]

                            METROPOLITAN WEST FUNDS

                             TOTAL RETURN BOND FUND

                             LOW DURATION BOND FUND

                               ALPHATRAK 500 FUND

                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                               September 30, 2001

                            METROPOLITAN WEST FUNDS

Dear Shareholder:

Enclosed is the September 30, 2001 Semi-Annual Report covering the Metropolitan West Low Duration, Total Return, and AlphaTrak 500 Funds (the "Funds").

The tragic events of September 11th have had far reaching consequences on people, businesses, and investor confidence in our nation. The assault on confidence led to considerable price volatility in all segments of the capital markets in the waning days of the third quarter as market participants grappled with the consequences of these unprecedented events.

Economic weakness along with the aforementioned events prompted the Federal Reserve Board to reduce Federal Funds rates eight times this year from 6 1/2% to 3%, a level not seen in almost a decade. Though the rate cuts along with significant fiscal stimulus will likely get the economy moving again, the typical "lags" associated with monetary easing imply that we may not see the full impact of today's lower rates until mid 2002. Portfolio focus remains on diversified holdings of spread products (i.e. of corporate, mortgage-backed and asset-backed securities) that will benefit from future economic re-acceleration and improved perception of credit risk.

While increased volatility and erosion in prices may characterize markets in the near-term, our long-term outlook has not changed. With a long-term focus, the Investment team continues to seek outperformance of the Funds' benchmark indices through the application of five value-added strategies. Those strategies are (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) security selection, and (5) opportunistic execution.

Investment returns to the Funds, net of fees, were as follows:

                                                                  SINCE INCEPTION
                        ONE YEAR PERIOD     THREE YEAR PERIOD       (ANNUALIZED)
                             ENDED          (ANNUALIZED) ENDED        THROUGH
                       SEPTEMBER 30, 2001   SEPTEMBER 30, 2001   SEPTEMBER 30, 2001
                       ------------------   ------------------   ------------------
Metropolitan West Low
Duration Bond
Fund--Class M                 +9.09%              +7.78%               +7.63%
Merrill Lynch 1-3
Year US Treasury
Index*                       +10.38%              +6.42%               +7.00%
Metropolitan West
Total Return Bond
Fund--Class M                +12.17%              +8.14%               +9.56%
Lehman Bros.
Aggregate Index*             +12.95%              +6.37%               +8.40%
Metropolitan West
AlphaTrak 500 Fund           -25.34%              +3.81%               +0.25%
S&P 500 Equity Index*        -26.61%              +2.05%               -1.46%

--------------------------------------------------------------------------------

Inception Date for the M-Class Low Duration and Total Return Funds is March 31, 1997.

Inception Date for the AlphaTrak 500 Fund is June 29, 1998.

                                                            SINCE INCEPTION
                                       ONE YEAR PERIOD        (ANNUALIZED)
                                            ENDED               THROUGH
                                      SEPTEMBER 30, 2001   SEPTEMBER 30, 2001
                                      ------------------   ------------------
Metropolitan West Low Duration Bond
Fund--Class I                                +9.41%               +8.89%
Merrill Lynch 1-3 Year US Treasury
Index*                                      +10.38%               +9.53%
Metropolitan West Total Return Bond
Fund--Class I                               +12.29%              +11.76%
Lehman Bros. Aggregate Index*               +12.95%              +11.89%

Inception Date for the I-Class Low Duration and Total Return Funds is March 31, 2000.

Through increased market recognition and growing participation of institutional clients, the Total Return Fund surpassed the $1 billion milestone in early 2001. As of September 30th, the Total Return Bond Fund held approximately $1.4 billion in total net assets and the Low Duration Fund held approximately $588 million while the AlphaTrak 500 held approximately $56 million.

The family of Metropolitan West Funds can now be found in the business section of many daily newspapers. The Funds are listed under the following NASDAQ
Tickers:

                                                               NASDAQ
FUND                                                           TICKER
----                                                           ------
Metropolitan West Total Return Fund (Class M)                  MWTRX
Metropolitan West Low Duration Fund (Class M)                  MWLDX
Metropolitan West Total Return Fund (Class I)                  MWTIX
Metropolitan West Low Duration Fund (Class I)                  MWLIX
Metropolitan West AlphaTrak 500 Fund                           MWATX

Again, we thank you for your continued confidence and participation in Metropolitan West Funds. For more information about our Funds or to obtain a prospectus, please feel free to contact us at (800) 241-4671.

Sincerely,

/s/ Scott Dubchansky
Scott Dubchansky
President and Trustee

--------------------------------------------------------------------------------

Past performance is no guarantee of future results. Share prices will fluctuate, and you may have a gain or loss when you redeem shares. Unlike a mutual fund, the performance of an unmanaged index assumes no transaction costs, taxes, management fees, or other expenses. A direct investment in an index is not possible. U.S. Treasury bonds, unlike mutual funds, are insured direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity.

* Are unmanaged indices that are not available for direct investment.

                Funds are distributed by PFPC Distributors, Inc.
                 3200 Horizon Drive, King of Prussia, PA 19406
            To be preceded or accompanied by a prospectus. DFU 11/01

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
BONDS--93.48%
ASSET-BACKED         $  1,956,626   Amresco Residential Securities
SECURITIES--18.87%(3)               Mortgage 1998-2 B1F, 7.72%,
                                    06/25/28                        $    1,812,657
                        3,000,000   Atherton Franchisee Loan
                                    Funding 1999-A E, 8.25%,
                                    10/15/15(4)                          1,805,622
                        6,969,925   BHN Mortgage Trust 2001-1 AF,
                                    8.00%, 05/31/10(4)                   7,025,663
                        3,026,000   Commercial Mortgage
                                    Lease-Backed Certificate
                                    2001-CMLB D, 7.81%,
                                    06/20/31(4)                          2,989,476
                        5,026,000   Commercial Mortgage
                                    Lease-Backed Certificate
                                    2001-CMLB E, 7.81%,
                                    06/20/31(4)                          4,730,723
                        7,000,000   Commercial Mortgage
                                    Lease-Backed Certificate
                                    2001-CMLB F, 7.81%,
                                    06/20/31(4)                          6,326,250
                        2,200,000   Conseco Finance 2000-C B2
                                    (FRN), 5.54%, 07/15/29               1,857,722
                        5,000,000   Conseco Finance 1999-F M2,
                                    9.30%, 10/15/30                      5,463,862
                        3,040,000   Conseco Finance 2001-A IA5,
                                    7.06%, 03/15/32                      3,193,569
                        2,500,000   Conseco Finance 2001-A IIA3,
                                    7.20%, 03/15/32                      2,643,899
                        4,000,000   Conseco Finance 2001-A IM2,
                                    8.02%, 03/15/32                      4,190,779
                        7,848,000   Conseco Finance 2001-C A5,
                                    6.79%, 08/15/33                      8,259,000
                        2,812,000   Countrywide Asset-Backed
                                    Certificates 2001-HLV1 A4,
                                    6.95%, 02/10/21                      2,909,515
                        6,227,000   Countrywide Asset-Backed
                                    Certificates 2001-HLV1 A5,
                                    7.20%, 07/10/22                      6,442,610
                        3,000,000   Countrywide Asset-Backed
                                    Certificates 2001-1 BF2,
                                    5.78%, 07/25/31                      3,018,579
                       10,000,000   Duke Funding I, Ltd. 1A B1,
                                    8.27%, 11/10/35(4)                  10,893,750
                       10,353,000   Empire Funding Home Loan Owner
                                    Trust 1997-4 A5, 7.66%,
                                    01/25/24                            11,158,412
                        1,250,000   Empire Funding Home Loan Owner
                                    Trust 1999-1 M2, 9.00%,
                                    05/25/30                             1,350,664
                        1,000,000   Falcon Franchise Loan LLC
                                    1999-1 D, 8.40%, 07/05/13(4)         1,022,972
                        1,000,000   Falcon Franchise Loan LLC
                                    1999-1 E, 6.50%, 01/05/14(4)           637,342

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
BONDS (CONTINUED)

ASSET-BACKED
SECURITIES
(CONTINUED)
                     $  1,492,550   First Union Home Equity Loan
                                    Trust 1997-3 B, 7.39%,
                                    03/25/29                        $    1,517,504
                       25,000,000   FMAC Loans Receivables Trust
                                    1998-DA A3, 6.73%, 12/15/19(4)      24,590,760
                        2,305,000   Green Tree Financial Corp.,
                                    1995-5 B2, 7.65%, 09/15/26           1,685,482
                          999,582   Green Tree Financial Corp.,
                                    1996-9 A6, 7.69%, 01/15/28           1,095,855
                        1,000,000   Green Tree Home Equity Loan
                                    Trust 1997-B M1, 7.65%,
                                    04/15/27                             1,059,930
                        4,250,000   Green Tree Home Equity Loan
                                    Trust 1998-C B2, 8.06%,
                                    07/15/29                             3,973,831
                        2,000,000   Green Tree Home Improvement
                                    Loan Trust 1997-E HEB2, 7.77%,
                                    01/15/29                             1,593,750
                        3,000,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEB2, 8.49%,
                                    11/15/29                             2,551,875
                        5,000,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEM2, 7.33%,
                                    11/15/29                             5,140,939
                       10,000,000   Green Tree Home Improvement
                                    Loan Trust 1999-C M2, 8.36%,
                                    07/15/30                            10,664,060
                        5,195,000   Green Tree Recreational
                                    Equipment & Consumer Trust
                                    1996-D CTFS, 7.24%, 12/15/22         5,299,391
                          537,059   Green Tree Recreational
                                    Equipment & Consumer Trust
                                    1998-A A1H, 6.71%, 05/15/29            564,100
                        1,074,117   Green Tree Recreational
                                    Equipment & Consumer Trust
                                    1998-A A4H, 8.26%, 05/15/29          1,139,977
                        4,356,000   Indymac Home Equity Loan
                                    Asset-Backed Trust 2001-B AF5,
                                    7.01%, 04/25/31                      4,547,080
                          632,086   Irwin Home Equity 1999-3 A2,
                                    7.69%, 10/25/09                        675,215
                       10,000,000   Keystone Owner Trust 1998-P2
                                    A5, 7.40%, 01/25/29(4)              10,618,750
                        2,432,080   Master Financial Asset
                                    Securitization Trust 1998-2
                                    A3, 6.60%, 11/20/18                  2,516,124
                        6,000,000   Newbury Funding CBO (FRN),
                                    20.07%, 02/15/30(4)                  3,180,000
                        2,750,000   Newbury Funding CBO Ltd.
                                    2000-1 A3 (FRN), 6.32%,
                                    02/15/30(4)                          2,585,000

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
BONDS (CONTINUED)

ASSET-BACKED
SECURITIES
(CONTINUED)
                     $  7,500,000   Oakwood Mortgage Investors,
                                    Inc. 2000-A M1, 8.30%,
                                    04/15/30                        $    8,063,813
                        3,913,845   Pegasus Aviation Lease
                                    Securitization 2000-1 C1,
                                    7.83%, 03/25/30(4)                   3,367,127
                       20,800,000   Polaris Trust A1 (PO), 0.00%,
                                    02/17/09(4)                         15,298,338
                        2,000,000   Provident Bank Home Equity
                                    Loan Trust 1997-4 A3, 6.91%,
                                    01/25/29                             2,088,077
                        2,903,461   Prudential 2000-1 CBO,
                                    10/15/35(4,6)                        2,719,727
                        2,500,000   Prudential Structured Finance
                                    CBO 1A B2, 11.00%,
                                    11/15/35(4,6)                        2,691,407
                        3,349,000   Republic Bank Home Loan Owner
                                    Trust 1998-1 A5, 6.58%,
                                    07/25/16(4)                          3,373,891
                        2,583,000   Residential Asset Mortgage
                                    Products, Inc. 2000-RZ1 A3,
                                    8.27%, 10/25/29                      2,732,718
                          549,289   Residential Asset Mortgage
                                    Products, Inc. 2000-RS1 A1,
                                    8.00%, 03/25/30                        580,835
                       19,200,000   Residential Funding Mortgage
                                    Securities 2001-HI4 A6, 6.29%,
                                    12/25/22                            19,720,550
                        2,250,000   Residential Funding Mortgage
                                    Securities 2000-HI1 AI7,
                                    8.29%, 02/25/25                      2,452,672
                        4,300,000   Residential Funding Mortgage
                                    Securities 1999-HI6 AI7,
                                    8.10%, 09/25/29                      4,653,988
                        1,000,000   Residential Funding Mortgage
                                    Securities 2000-HI2 AI5,
                                    8.35%, 03/25/25                      1,097,007
                        2,000,000   Signature 1 CBO, 10/27/12(4)         1,997,000
                        3,000,000   Signature 5 L.P. 5A B2, 8.41%,
                                    10/27/12(4)                          3,097,479
                        8,945,635   Xerox Equipment Lease Owner
                                    Trust 2001-1 A (FRN), 5.80%,
                                    02/15/08(4)                          9,041,800
                       26,000,000   York Funding, Ltd. 1998-1A IV
                                    (FRN), 6.30%, 06/15/05(4)           12,987,000
                                                                    --------------
                                                                       268,696,118
                                                                    --------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
CORPORATES--45.09%(2)
Airlines--2.75%      $ 15,000,000   American Airline, 8.61%,
                                    04/01/11(4)                     $   15,147,660
                        5,000,000   American Airline, 6.98%,
                                    05/23/21(4)                          4,724,460
                       19,130,000   Delta Airlines, 7.71%,
                                    09/18/11                            19,252,642
                                                                    --------------
                                                                        39,124,762
                                                                    --------------
Automotive--2.63%      15,235,000   Daimlerchrysler NA Holding
                                    (FRN), 3.89%, 01/18/02              15,434,426
                          240,000   Daimlerchrysler NA Holding
                                    (MTN), 6.67%, 02/15/02                 242,929
                       18,400,000   General Motors Acceptance
                                    Corp. (FRN) (MTN), 4.48%,
                                    01/20/04                            18,188,124
                        3,610,000   General Motors Acceptance
                                    Corp. (FRN) (MTN), 4.45%,
                                    05/04/04                             3,559,933
                                                                    --------------
                                                                        37,425,412
                                                                    --------------
Banks--3.41%            2,000,000   Bancwest Corp., 8.30%,
                                    01/15/11                             2,202,388
                       14,235,000   Bank Of America Corp., 7.80%,
                                    02/15/10                            15,887,000
                          500,000   BT Institutional Capital Trust
                                    Bank, 7.75%, 12/01/26(4)               494,737
                          500,000   Den Norske Bank (FRN), 3.63%,
                                    08/29/49                               389,866
                          400,000   Okobank (EMTN) (FRN), 3.86%,
                                    09/29/49                               402,040
                        6,170,000   Royal Bank Of Scotland Group
                                    PLC, 7.38%, 04/29/49                 6,586,253
                          400,000   Skandinavinska Enskilda (EMTN)
                                    (FRN), 4.70%, 06/29/49                 395,700
                        4,000,000   Skandinavinska Enskilda,
                                    8.13%, 09/06/49(4)                   4,304,000
                       17,000,000   Skandinavinska Enskilda,
                                    6.50%, 12/29/49(4)                  17,416,891
                          500,000   Wachovia Bank NA, 7.70%,
                                    08/01/10                               537,021
                                                                    --------------
                                                                        48,615,896
                                                                    --------------
Brokerage              18,500,000   Bear Stearns Capital Trust I,
Services--2.93%                     7.00%, 01/15/27                     18,630,832
                        5,600,000   Bear Stearns Co., Inc. (FRN)
                                    (MTN), 3.97%, 05/06/03               5,614,980
                        2,000,000   Bear Stearns Co., Inc., 7.25%,
                                    10/15/06                             2,140,836

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
CORPORATES (CONTINUED)

Brokerage
Services (continued)
                     $    750,000   Bear Stearns Co., Inc., 7.00%,
                                    03/01/07                        $      794,757
                       13,600,000   Goldman Sachs Group, Inc.
                                    (EMTN), 7.35%, 10/01/09             14,472,440
                                                                    --------------
                                                                        41,653,845
                                                                    --------------
Finance--9.17%         14,400,000   Capital One Bank, 6.88%,
                                    02/01/06                            14,161,838
                       16,000,000   Capital One Financial, 7.25%,
                                    05/01/06                            15,939,200
                        1,500,000   Crestar Capital Trust I,
                                    8.16%, 12/15/26                      1,514,969
                       16,480,772   Finova Group, Inc. 7.50%,
                                    11/15/09                             6,466,890
                        2,100,000   First Chicago NBD Institution
                                    Cap A, 7.95%, 12/01/26(4)            2,071,566
                       10,800,000   Ford Credit Australia (EMTN)
                                    (FRN), 3.67%, 06/06/03              10,950,120
                        4,000,000   Ford Motor Credit Co., 7.50%,
                                    03/15/05                             4,251,104
                       11,000,000   Ford Motor Credit Co., 6.88%,
                                    02/01/06                            11,337,634
                       18,000,000   Ford Motor Credit Co., 7.88%,
                                    06/15/10                            19,019,376
                       15,740,000   Ford Motor Credit Co., 7.38%,
                                    02/01/11                            16,106,868
                       15,000,000   IOS Capital, Inc. 9.75%,
                                    06/15/04                            15,483,150
                        4,500,000   MBNA America Bank NA (FRN),
                                    3.82%, 06/10/04                      4,474,436
                        1,085,000   MBNA Corp. (FRN) (MTN), 4.34%,
                                    05/23/03                             1,080,473
                        5,000,000   ML CBO Series 1996-PM-1 B,
                                    7.87%, 12/17/06(4,6)                 3,492,190
                        4,000,000   Noble Aff/Atlantic Meth,
                                    8.95%, 12/15/04(4)                   4,223,672
                                                                    --------------
                                                                       130,573,486
                                                                    --------------
Industrial--2.62%       5,750,000   Harcourt General Inc., 7.30%,
                                    08/01/97                             5,121,997
                          600,000   La Quinta Properties (MTN),
                                    7.11%, 10/17/01                        585,000
                        1,500,000   Mississippi Chemical Corp.,
                                    7.25%, 11/15/17                        842,109
                        4,700,000   Raytheon Co., 6.75%, 08/15/07        4,851,213
                       25,350,000   WCG Note Trust/Note Corp.,
                                    8.25%, 03/15/04(4)                  25,897,991
                                                                    --------------
                                                                        37,298,310
                                                                    --------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Insurance--4.68%     $ 10,000,000   American Financial Group,
                                    7.13%, 04/15/09                 $    9,568,020
                       60,000,000   Corporate-Backed Trust
                                    Certificates RSA, 1.25%,
                                    10/15/29                            10,232,280
                       25,905,000   Conseco Finance Corp (MTN),
                                    6.50%, 09/26/02                     24,350,700
                        9,900,000   Conseco Finance Trust III,
                                    8.88%, 04/01/27                      5,247,000
                        1,200,000   Conseco, Inc., 8.50%, 10/15/02       1,104,000
                          900,000   Conseco, Inc., 9.00%, 10/15/06         706,500
                        4,900,000   Fairfax Financial Holdings,
                                    7.38%, 03/15/06                      4,487,954
                        3,000,000   Liberty Mutual Insurance Co.,
                                    7.70%, 10/15/97(4)                   2,490,858
                        2,500,000   Lumbermen's Mutual Casualty
                                    Co., 9.15%, 07/01/26(4)              2,330,500
                        1,300,000   Lumbermen's Mutual Casualty
                                    Co., 8.30%, 12/01/37(4)              1,076,173
                        3,250,000   Lumbermen's Mutual Casualty
                                    Co., 8.45%, 12/01/97(4)              2,569,440
                          750,000   MBIA, Inc., 6.63%, 10/01/28            686,549
                        1,800,000   Zurich Capital Trust I, 8.38%,
                                    06/01/37(4)                          1,812,147
                                                                    --------------
                                                                        66,662,121
                                                                    --------------
Real Estate               500,000   Developers Diversifield Realty
Investment Trust                    Corp. (MTN), 6.84%, 12/16/04           510,423
(REIT)--4.73%           1,000,000   Developers Diversifield Realty
                                    Corp. (MTN), 7.50%, 07/15/18           789,372
                        5,000,000   Healthcare Properties (MTN),
                                    7.30%, 11/23/01                      5,013,300
                        1,700,000   Highwoods Exercisable Put
                                    Option, 7.19%, 06/15/04(4)           1,786,370
                        3,000,000   Highwoods Realty LP, 6.75%,
                                    12/01/03                             3,104,814
                        5,000,000   Highwoods Realty LP, 8.00%,
                                    12/01/03                             5,298,560
                        7,075,000   HRPT Properties Trust, 6.70%,
                                    02/23/05                             7,226,872
                        2,300,000   Rouse Co. (MTN), 8.09%,
                                    05/16/05                             2,494,212
                        3,000,000   Simon Property Group Inc.,
                                    7.05%, 04/01/03(4)                   3,114,384
                        1,000,000   Simon Property Group Inc.,
                                    6.75%, 07/15/04                      1,040,530
                       10,000,000   Simon Property Group LP,
                                    6.75%, 06/15/05                     10,342,700

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
CORPORATES (CONTINUED)

Real Estate Investment Trust
  (REIT) (continued)
                     $ 18,420,000   United Dominion Realty Trust,
                                    8.63%, 03/15/03                 $   19,399,207
                        2,000,000   United Dominion Realty Trust
                                    (MTN), 7.67%, 01/26/04               2,106,358
                        2,800,000   United Dominion Realty Trust
                                    (MTN), 7.73%, 04/05/05               2,938,354
                        2,055,000   United Dominion Realty Trust,
                                    8.50%, 09/15/24                      2,172,392
                                                                    --------------
                                                                        67,337,848
                                                                    --------------
Secured Assets          5,000,000   Aeltus CBO II, 7.98%,
                                    08/06/09(4)                          3,882,030
--5.25%                 2,000,000   Century Funding Ltd. 1A C,
                                    10.00%, 02/15/11(4)                  1,590,000
                        5,000,000   Hercules Trust I, 4.82%,
                                    06/10/03(4)                          4,187,500
                       10,000,000   Ingress I Ltd. B-A, 7.38%,
                                    03/30/40(4)                         10,586,760
                       11,250,000   Ingress I Ltd. C-A, 8.01%,
                                    03/30/40(4)                         11,935,687
                        4,000,000   Magnus Funding, Ltd. 1A B
                                    (FRN), 5.18%, 06/15/11(4)            3,612,400
                        5,000,000   Magnus Funding, Ltd. 1A C,
                                    10.28%, 06/15/11(4)                  4,008,595
                       13,750,000   NorthStar CBO Ltd. 1997-2 A3,
                                    6.68%, 07/15/09(4)                   8,286,534
                        2,750,000   North Street 2000-1 (FRN),
                                    5.46%, 04/28/11(4)                   2,777,500
                        5,250,000   Pamco CLO 1998-1A B2 (FRN),
                                    5.03%, 05/01/10(4)                   3,459,225
                        5,000,000   Seneca Funding I Ltd. 1A A
                                    (FRN), 6.75%, 05/31/29(4)            3,737,350
                       10,000,000   Triton CBO III Ltd. 1A B,
                                    8.53%, 04/17/11(4)                   8,645,310
                       10,000,000   Van Kampen II Ltd. (FRN),
                                    5.02%, 07/15/08(4)                   8,056,250
                                                                    --------------
                                                                        74,765,141
                                                                    --------------
Telecommunications      9,783,000   Citizens Communications,
--3.63%                             9.25%, 05/15/11                     11,045,437
                        6,750,000   Citizens Communications,
                                    7.63%, 08/15/08(4)                   6,901,565
                        4,500,000   Qwest Capital Funding, 7.00%,
                                    08/03/09(4)                          4,508,388
                        5,000,000   Qwest Communications
                                    International, 7.50%, 11/01/08       5,231,965

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
CORPORATES (CONTINUED)

Telecommunications (continued)
                     $ 12,590,000   Worldcom, Inc. (FRN), 3.74%,
                                    11/26/01                        $   12,603,836
                       11,000,000   Worldcom, Inc., 7.38%,
                                    01/15/03(4)                         11,382,459
                                                                    --------------
                                                                        51,673,650
                                                                    --------------
Utilities--3.29%          800,000   Arkansas Power & Light Co.,
                                    8.75%, 03/01/26                        835,466
                       31,600,000   Calpine Canada Energy Finance
                                    Co., 8.50%, 05/01/08                30,893,582
                          500,000   Idaho Power Corp., 8.75%,
                                    03/15/27                               523,938
                       14,000,000   Sempra Energy Co., 6.80%,
                                    07/01/04                            14,552,314
                                                                    --------------
                                                                        46,805,300
                                                                    --------------
                                    TOTAL CORPORATES                   641,935,771
                                                                    --------------
MORTGAGE-BACKED--19.04%(3)
Non-Agency                264,372   BA Mortgage Securities, Inc.
Mortgage-Backed                     1998-2 2B3, 6.50%, 06/25/13(4)         244,461
--9.48%                   318,492   BA Mortgage Securities, Inc.
                                    1998-3 2B3, 6.50%, 07/25/13(4)         321,973
                          335,796   BA Mortgage Securities, Inc.
                                    1998-4 2B3, 6.50%, 08/25/13(4)         302,005
                       13,423,009   Bank Of America Mortgage
                                    Securities 2000-5 A4, 7.75%,
                                    10/25/30                            13,761,756
                          101,802   Bear Stearns Mortgage
                                    Securities, Inc. 1998-5 B4,
                                    6.51%, 12/25/08(4)                      97,699
                           91,287   Bear Stearns Mortgage
                                    Securities, Inc. 1997-7 4B4,
                                    7.00%, 01/25/13(4)                      84,012
                        3,274,667   Bear Stearns Structured
                                    Products, Inc. 1999-1 C,
                                    6.35%, 11/30/13(4)                   3,236,291
                        1,929,888   Bear Stearns Structured
                                    Products, Inc. 1999-1 D,
                                    6.35%, 11/30/13(4)                   1,696,794
                          957,048   Bear Stearns Structured
                                    Products, Inc. 1999-1 E,
                                    6.35%, 11/30/13(4)                     753,526
                        4,274,024   BHN Mortgage Fund 2000-1 AF,
                                    8.00%, 03/31/11(4)                   4,349,542
                        5,924,979   BHN Mortgage Fund 1997-2 A1
                                    (FRN), 4.86%, 05/31/17(4)            5,870,173
                       10,902,829   BHN Mortgage Fund 1997-2 A2,
                                    7.54%, 05/31/17(4)                   9,538,503
                           32,349   Blackrock Capital Finance L.P.
                                    1997-R2 AP, 11.87%,
                                    12/25/35(4)                             34,005
                        2,000,000   Chase Mortgage Finance Corp.
                                    2000-S1 A6, 7.25%, 02/25/30          2,061,950

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)

Non-Agency Mortgage-Backed
(continued)
                     $  1,612,357   Citicorp Mortgage Securities,
                                    Inc. 1998-7 A4 (IO), 6.75%,
                                    08/25/28(6)                     $      155,430
                          186,014   CMC Securities Corporation III
                                    1998-1 2B4, 6.50%, 04/25/13(4)         168,225
                          215,935   CMC Securities Corporation III
                                    1994-A A19, 12.29%, 02/25/24           225,729
                        3,752,010   Countrywide Alternative Loan
                                    Trust 1999-2 B2, 7.50%,
                                    01/25/29                             3,788,461
                          486,772   Countrywide Home Loans 1998-14
                                    B3, 6.50%, 09/25/13(4)                 446,993
                        3,012,471   DLJ Mortgage Acceptance Corp.
                                    1994-QE1 S (IO), 3.57%,
                                    04/25/24(4,6)                           55,550
                          833,875   DLJ Mortgage Acceptance Corp.
                                    1994-Q8 IIS (IO), 1.82%,
                                    05/25/24(6)                             36,082
                          555,001   DLJ Mortgage Acceptance Corp.
                                    1994-QE2 S (IO), 3.77%,
                                    06/25/24(4,6)                           40,759
                        4,832,926   DLJ Mortgage Acceptance Corp.
                                    1995-Q7 SA (IO), 2.94%,
                                    11/25/25(6)                            125,366
                        4,352,250   DLJ Mortgage Acceptance Corp.
                                    1996-QA S (IO), 2.98%,
                                    01/25/26(4,6)                          353,620
                        3,196,389   DLJ Mortgage Acceptance Corp.
                                    1996-Q5 SA (IO), 4.81%,
                                    06/25/26(6)                            162,664
                        2,666,445   DLJ Mortgage Acceptance Corp.
                                    1996-QE3 SA (IO), 3.60%,
                                    03/25/26(6)                            109,031
                          221,337   First Boston Mortgage
                                    Securities Corp. 1993-6 A2,
                                    7.00%, 06/25/23                        222,131
                          350,000   GE Capital Mortgage Services
                                    Inc. 1994-2 A14, 6.75%,
                                    01/25/09                               345,486
                          500,000   GE Capital Mortgage Services
                                    Inc. 1994-6 A11, 6.50%,
                                    04/25/24                               488,891
                      282,356,506   GMAC Commercial Mortgage
                                    Securities, Inc. 1998-C2 X
                                    (IO), 0.80%, 05/15/35(6)             9,760,274
                           48,429   Guardian Savings And Loan
                                    Association 1989-3 A, 7.93%,
                                    05/25/19                                48,341
                       52,693,346   IMPAC Secured Assets CMN Owner
                                    Trust 1999-2 A4 (IO), 4.72%,
                                    01/25/30(6)                          1,554,454
                        2,560,136   IMPAC Secured Assets CMN Owner
                                    Trust 1999-2 A9 (IO), 9.00%,
                                    01/25/30(6)                            284,416
                          319,886   Independent National Mortgage
                                    Corp.1994-Q B4, 7.50%,
                                    09/25/14(4)                            320,386

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)

Non-Agency Mortgage-Backed
(continued)
                     $     86,587   Independent National Mortgage
                                    Corp.1995-N A5, 7.50%,
                                    10/25/25                        $       87,423
                          953,092   Lehman Structured Securities
                                    Corp. 1996-1 E2, 8.00%,
                                    06/25/26                               958,048
                        2,387,076   Nomura Asset Securities Corp.
                                    1994-4A 2IO (IO), 1.39%,
                                    09/25/24(6)                             21,634
                          651,674   Norwest Asset Securities Corp.
                                    1998-4 1A7, 9.00%, 02/25/28            656,538
                          634,953   Norwest Integrated Structured
                                    Assets, Inc. 1999-2 1A2,
                                    17.57%, 09/25/29                       689,392
                          377,095   Ocwen Residential MBS Corp.
                                    1998-R2 AP, 7.92%, 11/25/34(4)         374,342
                        9,018,536   PNC Mortgage Securities Corp.
                                    2000-8 1A1, 7.75%, 11/25/30          9,123,685
                          303,039   Residential Accredit Loans,
                                    Inc. 1998-QS16 B1, 6.50%,
                                    11/25/13                               269,326
                        8,014,007   Residential Accredit Loans,
                                    Inc. 1998-QS7 NB2, 6.75%,
                                    07/25/28                             8,131,453
                       11,472,638   Residential Asset
                                    Securitization Trust 1997-A4
                                    A8, 7.75%, 06/25/27                 11,761,691
                        2,216,848   Residential Asset
                                    Securitization Trust 1999-A7
                                    B3, 7.50%, 10/25/29                  2,244,481
                          163,955   Residential Funding Mortgage
                                    Sec I 1993-S42 A10, 8.30%,
                                    10/25/08                               175,612
                          742,901   Residential Funding Mortgage
                                    Sec I 1997-S16 M1, 6.75%,
                                    10/25/12                               771,744
                        2,000,000   Residential Funding Mortgage
                                    Sec I 1998-S2 A2, 7.00%,
                                    01/25/28                             2,026,070
                       11,495,000   Residential Funding Mortgage
                                    Sec I 2000-S16 A2, 7.50%,
                                    12/25/30                            12,237,152
                        3,302,434   Resolution Trust Corp. 1994-C1
                                    F, 8.00%, 06/25/26                   3,471,684
                          732,145   Ryland Mortgage Securities
                                    Corp. 1994-5 M3, 7.01%,
                                    10/25/23                               786,145
                        7,500,000   Ryland Mortgage Securities
                                    Corp. III 1992-A 1C, 8.25%,
                                    03/29/30                             7,742,288
                          115,430   Ryland Mortgage Securities
                                    Corp. 1991-18 4A, 14.00%,
                                    11/25/31                               116,925
                          311,588   Structured Asset Mortgage
                                    Investments Inc. 1998-8 3B4,
                                    6.73%, 07/25/13                        282,376
                          259,753   Structured Asset Securities
                                    Corp. 1997-4 1A1, 6.75%,
                                    12/25/12                               263,726
                          150,000   Structured Asset Securities
                                    Corp. 1995-3B 2A1, 6.50%,
                                    01/28/24                               154,061

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)

Non-Agency Mortgage-Backed
(continued)
                     $    850,000   Structured Asset Securities
                                    Corp. 1996-6 1A5, 7.50%,
                                    08/25/26                        $      879,185
                       19,527,372   Structured Asset Securities
                                    Corp. 2000-1 1A3 (IO), 4.46%,
                                    02/25/30(6)                            195,274
                        2,500,000   Structured Asset Securities
                                    Corp. 1997-2 2A4, 7.25%,
                                    03/28/30                             2,574,613
                        4,000,000   Structured Asset Securities
                                    Corp. 2000-3 1A7, 8.00%,
                                    07/25/30                             4,224,752
                           85,990   Structured Mortgage Asset
                                    Residential Trust 1991-7 I
                                    (IO), 14.53%, 12/25/22(6)               20,827
                        3,504,127   Summit Mortgage Trust 2000-1
                                    B1, 6.14%, 12/28/12(4)               3,644,842
                                                                    --------------
                                                                       134,930,268
                                                                    --------------
U.S. Agency                45,181   Collateralized Mortgage
Mortgage-Backed                     Obligation Trust 57 D, 9.90%,
                                    02/01/19                                46,568
--6.56%                   153,820   Fannie Mae 1993-221 SD, 9.00%,
                                    03/25/08                               158,113
                        4,838,448   Fannie Mae 1997-44 SB (IO),
                                    2.73%, 06/25/08                        258,117
                           92,942   Fannie Mae 1992-143 SH, 8.75%,
                                    04/25/22                                93,187
                           37,903   Fannie Mae 1992-200 MC, 7.50%,
                                    08/25/22                                38,120
                           21,931   Fannie Mae G94-12 B, 6.50%,
                                    09/17/22                                21,928
                          484,103   Fannie Mae 1993-115 S, 9.34%,
                                    07/25/23                               443,617
                          120,737   Fannie Mae Pool 233672, 7.70%,
                                    09/01/23                               124,399
                           53,503   Fannie Mae 1993-251 C, 6.50%,
                                    09/25/23                                53,861
                          208,053   Fannie Mae 1993-189 SB, 8.31%,
                                    10/25/23                               206,672
                        7,913,631   Fannie Mae 1993-199 SD (IO),
                                    0.88%, 10/25/23                        148,400
                          271,230   Fannie Mae 1997-34 SA, 23.69%,
                                    10/25/23                               447,214
                          370,356   Fannie Mae 1999-4 SC, 10.87%,
                                    01/25/24                               377,832
                           49,856   Fannie Mae 1994-41 SC, 14.40%,
                                    03/25/24                                50,591
                           13,423   Fannie Mae 1995-10 Z, 6.50%,
                                    03/25/24                                13,432
                          276,581   Fannie Mae 1998-26 SD, 14.53%,
                                    03/25/24                               282,237

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)

U.S. Agency Mortgage-Backed
(continued)
                     $    135,192   Fannie Mae Pool 312155, 8.15%,
                                    03/01/25                        $      139,280
                           38,927   Fannie Mae Pool 308798, 7.31%,
                                    04/01/25                                39,877
                        7,000,000   Federal National Mortgage
                                    Association, 7.00%, 10/15/31         7,236,250
                          378,114   Freddie Mac 1164 O, 7.06%,
                                    11/15/06                                66,314
                          283,829   Freddie Mac 1515 SA, 8.61%,
                                    05/15/08                               305,370
                          898,928   Freddie Mac 1564 SA, 9.26%,
                                    08/15/08                               985,153
                           41,647   Freddie Mac 1564 SE, 9.59%,
                                    08/15/08                                42,238
                          271,076   Freddie Mac 2089 SA, 17.99%,
                                    07/15/15                               292,577
                        1,636,000   Freddie Mac 1627 E, 6.00%,
                                    02/15/23                             1,648,873
                        1,994,649   Freddie Mac 1980 Z, 7.00%,
                                    07/15/27                             2,063,682
                          667,735   Freddie Mac 1985 SA, 16.98%,
                                    08/17/27                               704,819
                          799,944   Freddie Mac 2098 TZ, 6.00%,
                                    01/15/28                               714,394
                        1,159,841   Freddie Mac 2156 S, 20.06%,
                                    05/15/29                             1,254,851
                       22,974,000   Freddie Mac 2265 PB, 7.50%,
                                    12/15/29                            24,264,057
                        2,712,997   Freddie Mac 2312 JA, 6.50%,
                                    02/15/30                             2,797,629
                       25,000,000   Freddie Mac 2316 PB, 6.50%,
                                    09/15/30                            25,589,375
                       24,420,331   Government National Mortgage
                                    Association 2000-20 SC (IO),
                                    5.02%, 01/16/21                      2,319,475
                       10,000,000   Government National Mortgage
                                    Association 1997-8 PD, 7.50%,
                                    04/18/26                            10,512,996
                       64,620,335   Government National Mortgage
                                    Association 1999-38 SP (IO),
                                    0.25%, 05/16/26                        325,603
                          880,310   Government National Mortgage
                                    Association Pool 470634,
                                    6.50%, 07/15/29                        901,194
                       21,942,563   Government National Mortgage
                                    Association 2000-22 SG (IO),
                                    7.31%, 05/16/30                      3,198,754

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)

U.S. Agency Mortgage-Backed
(continued)
                     $  5,000,000   Government National Mortgage
                                    Association 2001-2 PB, 7.00%,
                                    07/20/30                        $    5,214,501
                                                                    --------------
                                                                        93,381,550
                                                                    --------------
Commercial             22,250,000   Beckman Coulter Inc. 2000-A A,
Mortgage-Backed                     7.50%, 12/15/18(4)                  20,125,815
--3.00%                 3,000,000   Blaylock Mortgage Capital
                                    Corp. 1997-A B1, 6.43%,
                                    10/25/04(4)                          3,117,654
                       15,155,000   LB-UBS Commercial Mortgage
                                    Trust 2000-C4 A2, 7.37%,
                                    08/15/26                            16,735,389
                        2,551,192   Resolution Trust Corp. 1995-C2
                                    F, 7.00%, 05/25/27                   2,548,484
                           84,819   Resolution Trust Corp. 1995-2
                                    B6, 6.98%, 05/25/29                     86,734
                                                                    --------------
                                                                        42,614,076
                                                                    --------------
                                    TOTAL MORTGAGE-BACKED              270,925,894
                                                                    --------------
U.S. AGENCY SECURITIES--2.43%
U.S. Agency            11,000,000   Fannie Mae Grantor Trust
Securities--2.43%                   2001-T6 B, 6.09%, 05/25/11          11,471,721
                       22,500,000   Freddie Mac, 5.63%, 03/15/11        23,087,633
                                                                    --------------
                                                                        34,559,354
                                                                    --------------
                                    TOTAL U.S. AGENCY SECURITIES        34,559,354
                                                                    --------------
U.S. TREASURY SECURITIES--8.05%
U.S. Treasury          12,614,000   U.S. Treasury Notes, 6.00%,
Notes--8.05%                        08/15/09                            13,875,905
                       11,519,000   U.S. Treasury Notes, 6.75%,
                                    08/15/26                            13,469,132
                       90,461,000   U.S. Treasury Notes, 5.25%,
                                    02/15/29                            87,318,928
                                                                    --------------
                                                                       114,663,965
                                                                    --------------
                                    TOTAL U.S. TREASURY SECURITIES     114,663,965
                                                                    --------------
                                    TOTAL BONDS
                                    (Cost $1,274,052,968)            1,330,781,102
                                                                    --------------
SHORT TERM INVESTMENTS--6.80%
Commercial             30,000,000   General Electric Capital
Paper--5.55%                        Corp., 3.12%(5), 10/03/01           29,994,800
                       49,000,000   General Motors Acceptance
                                    Corp., 2.95%(5), 10/02/01           48,995,985
                                                                    --------------
                                                                        78,990,785
                                                                    --------------
Money Market           17,485,270   J.P. Morgan Institutional
RIC--1.23%                          Prime Money Market                  17,485,270
                                                                    --------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (CONTINUED)
U.S. Treasury        $    312,000   U.S. Treasury Bill, 1.99%(5),
Bills--0.02%                        11/29/01                        $      310,824
                                                                    --------------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $130,050,643)                 96,786,879
                                                                    --------------
                                    TOTAL INVESTMENTS -- 100.28%
                                    (Cost $1,401,103,611)(1)         1,427,567,981
                                                                    --------------
                                    CASH AND OTHER ASSETS, LESS
                                    LIABILITIES -- (0.28)%              (3,949,760)
                                                                    --------------
                                    NET ASSETS--100.00%             $1,423,618,221
                                                                    ==============

                       FUTURES CONTRACTS: SHORT POSITIONS

                                                                   UNREALIZED
NUMBER OF                                                        APPRECIATION/
CONTRACTS                                                        (DEPRECIATION)
----------                                                       --------------
   281        U.S. Treasury 2 Year Note, December 2001              $ (5,406)
   180        U.S. Treasury 5 Year Note, December 2001               (36,578)
                                                                    --------
              Net unrealized depreciation                           $(41,984)
                                                                    ========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



Notes:
(1) Cost for Federal income tax purposes is $1,404,103,611 and net unrealized appreciation consists of:

Gross unrealized appreciation    $53,776,905
Gross unrealized depreciation    (30,312,535)
                                 -----------
    Net unrealized appreciation  $23,464,370
                                 ===========

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2001 was $376,667,839 representing 26.46% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Securities determined to be illiquid under procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

                                            DATE OF                    % OF
                 SECURITY                   PURCHASE       VALUE       TNA
                 --------                   --------       -----       ----
Corporate-Backed Trust Certificates RSA
  1.25%, 10/15/29                           06/15/01    $10,232,280    0.72%
Citicorp Mortgage Securities Inc. 1998-7
  A4 (IO), 6.75%, 08/25/28                  09/24/99        155,430    0.01%
Conseco Finance Trust III 8.88%, 4/01/27    12/03/99      5,247,000    0.37%
DLJ Mortgage Acceptance Corp. 1994-QE1 S
  (IO), 3.53%, 04/25/24                     01/28/99         55,550    0.00%
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS
  (IO), 1.82%, 05/25/24                     06/30/97         36,082    0.00%
DLJ Mortgage Acceptance Corp. 1994-QE2 S
  (IO), 3.62%, 06/25/24                     01/28/99         40,759    0.00%
DLJ Mortgage Acceptance Corp. 1995-Q7 SA
  (IO), 2.94%, 11/25/25                     10/23/98        125,366    0.01%
DLJ Mortgage Acceptance Corp. 1996-QA S
  (IO), 2.97%, 01/25/26                     11/06/98        353,620    0.03%
DLJ Mortgage Acceptance Corp. 1996-Q5 SA
  (IO), 4.81%, 06/25/26                     11/04/98        162,664    0.01%
DLJ Mortgage Acceptance Corp. 1996-QE3 SA
  (IO), 3.60%, 03/25/26                     01/28/99        109,031    0.01%
GMAC Commercial Mortgage Securities, Inc.
  1998-C2 X (IO), 0.80%, 05/15/35           02/12/01      9,760,274    0.69%
IMPAC Secured Assets CMN Owner Trust
  1999-2 A4 (IO), 4.72%, 01/25/30           02/05/01      1,554,454    0.11%
IMPAC Secured Assets CMN Owner Trust
  1999-2 A9 (IO), 9.00%, 01/25/30           01/12/00        284,416    0.02%
ML CBO Series 1996-PM-1 Series B,
  1996-PM-1, 7.87%, 12/17/06                05/23/00      3,492,190    0.25%
Nomura Asset Securities Corp. 1994-4A 2IO
  (IO), 1.39%, 09/25/24                     08/22/97         21,634    0.00%
Prudential 2000-1 CBO, 2000-1 EQ, 20.00%,
  10/15/35                                  10/26/00      2,088,077    0.15%

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                                            DATE OF                    % OF
                 SECURITY                   PURCHASE       VALUE       TNA
                 --------                   --------       -----       ----
Prudential Structured Finance CBO 1A B2,
  2000-1 B2, 13.13%, 11/15/35               10/26/00    $ 2,719,727    0.19%
Structured Mortgage Asset Residential
  Trust 1991-7 I (IO), 14.53%,12/25/22      06/30/97         20,827    0.00%
Structured Asset Securities Corp. 2000-1
  1A3 (IO), 4.46%, 02/25/30                 02/09/01        195,274    0.01%
                                                        -----------    ----
                                                        $36,654,655    2.57%
                                                        ===========    ====

(EMTN): Euro medium term note
(FRN): Floating rate note -- The rate disclosed is that in effect at September 30, 2001.
(IO): Interest only
(PO): Principal only

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--87.83%
ASSET-BACKED         $  2,477,524   Aerofreighter Finance Trust A
SECURITIES--29.17%(3)               A, 7.85%, 12/15/09(4)            $  2,537,616
                          997,112   Aircraft Lease Portfolio
                                    Securitization Ltd. 1996-1 CX
                                    (FRN), 5.04%, 06/15/06                991,653
                        1,467,469   Amresco Residential Securities
                                    Mortgage 1998-2 B1F, 7.72%,
                                    06/25/28                            1,359,492
                        1,205,980   Atherton Franchisee Loan
                                    Funding 1999-A E, 8.25%,
                                    10/15/15(4)                           725,848
                        6,098,684   BHN Mortgage Trust 2001-1 AF,
                                    8.00%, 05/31/10(4)                  6,147,455
                        2,446,761   Cit Group Home Equity Loan
                                    Trust 1997-1 M2, 7.10%,
                                    07/15/27                            2,538,154
                        5,000,000   Commercial Mortgage
                                    Lease-Backed Certificates
                                    2001-CMLB C, 7.87%, 06/20/31(4)     5,036,330
                        1,907,000   Commercial Mortgage
                                    Lease-Backed Certificates
                                    2001-CMLB F, 7.87%, 06/20/31(4)     1,723,451
                        9,400,000   Conseco Finance 1999-H BF1,
                                    10.00%, 12/15/29                   10,043,317
                        3,000,000   Conseco Finance 2001-A IM2,
                                    8.02%, 03/15/32                     3,143,084
                       30,000,000   Conseco Finance Securitizations
                                    Corp. 2001-3 AIO (IO), 2.50%,
                                    05/01/33(6)                         3,264,780
                           17,617   Contimortgage Home Equity Loan
                                    Trust 1994-4 A6, 8.27%,
                                    12/15/24                               17,619
                        4,768,000   Countrywide Asset-Backed
                                    Certificates 2001-HLV1 A3,
                                    6.66%, 08/10/17                     4,952,717
                        5,500,000   Countrywide Asset-Backed
                                    Certificates 2001-1 MV2 (FRN),
                                    4.53%, 07/25/31                     5,564,723
                        2,000,000   Delta Funding Home Equity Loan
                                    Trust 1996-2 A5 (IO), 8.01%,
                                    10/25/27(6)                         2,175,861
                       11,000,000   Empire Funding Home Loan Owner
                                    Trust 1999-1 M2, 9.00%,
                                    05/25/30                           11,885,848
                          437,500   Falcon Franchise Loan LLC
                                    1999-1 D, 8.40%, 07/05/13(4)          447,550
                        1,586,500   Falcon Franchise Loan LLC
                                    1999-1 E, 6.50%, 01/05/14(4)        1,011,143
                           85,518   First Alliance Mortgage Loan
                                    Trust 1994-3 A1, 7.83%,
                                    10/25/25                               85,349
                          648,935   First Union Home Equity Loan
                                    Trust 1997-3 B, 7.39%, 03/25/29       659,784
                        2,500,000   Firstcity Capital Home Equity
                                    Funding Corp. 1998-1 A4, 6.72%,
                                    06/25/28(4)                         2,598,180

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS (CONTINUED)

ASSET-BACKED
SECURITIES
(CONTINUED)
                     $  2,750,000   Green Tree Financial Corp.
                                    1994-1 A5, 7.65%, 04/15/19       $  2,960,854
                        1,210,000   Green Tree Home Equity Loan
                                    Trust 1997-B M1, 7.65%,
                                    04/15/27                            1,282,515
                        7,000,000   Green Tree Home Equity Loan
                                    Trust 1998-C B2, 8.06%,
                                    07/15/29                            6,545,134
                        1,800,000   Green Tree Home Improvement
                                    Loan Trust 1996-F HIM1, 7.30%,
                                    11/15/27                            1,885,797
                        4,000,000   Green Tree Home Improvement
                                    Loan Trust 1997-E HEM2, 7.48%,
                                    01/15/29                            4,097,064
                        5,000,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEB2, 8.49%,
                                    11/15/29                            4,253,125
                        6,750,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEM2, 7.33%,
                                    11/15/29                            6,940,268
                        3,800,000   Green Tree Recreational,
                                    Equipment & Consumer Trust
                                    1996-B CTFS, 7.70%, 07/15/18        3,807,847
                        4,000,000   Green Tree Recreational,
                                    Equipment & Consumer Trust
                                    1996-D CTFS, 7.24%, 12/15/22        4,080,378
                        1,697,105   Green Tree Recreational,
                                    Equipment & Consumer Trust
                                    1998-A A4H, 8.26%, 05/15/29         1,801,163
                        2,720,793   IMPAC Secured Assets CMN Owner
                                    Trust 1998-1 M2, 7.77%,
                                    07/25/25                            2,841,219
                        3,900,935   IMPAC CMB Trust 2001-1 M2
                                    (FRN), 4.63%, 07/25/31              3,938,775
                        4,175,000   Long Beach Mortgage Loan Trust
                                    2001-2 M2 (FRN), 4.78%,
                                    07/25/31                            4,120,988
                        6,800,000   Newbury Funding CBO Ltd. 2000-1
                                    A3 (FRN), 6.32%, 02/15/30(4)        6,392,000
                        8,012,727   Oakwood Mortgage Investors,
                                    Inc. 2001-C A1, 5.16%, 10/15/12     8,120,260
                        8,806,150   Pegasus Aviation Lease
                                    Securitization 2000-1 B1,
                                    8.08%, 03/25/30(4)                  9,157,023
                        8,000,000   Polaris Trust A1 (PO), 0.00%,
                                    02/17/09                            5,883,976
                        1,515,646   Residential Funding Mortgage
                                    Securities I 2000-HI1 AII,
                                    8.11%, 02/25/25                     1,647,325
                        4,402,738   Structured Settlements Fund
                                    1999-A A, 7.25%, 12/20/15(4)        4,632,508
                        3,750,000   Team Fleet Financing Corp.
                                    1997-1 A, 7.35%, 05/15/03(4)        3,815,263
                        7,212,000   TMI Home Loan Trust 1998-A A4,
                                    7.56%, 05/25/18(4)                  7,734,870

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS (CONTINUED)

ASSET-BACKED
SECURITIES
(CONTINUED)
                     $  7,156,508   Xerox Equipment Lease Owner
                                    Trust 2001-1 A (FRN), 5.80%,
                                    02/15/08(4)                      $  7,233,440
                        3,000,000   York Funding Ltd. 1998-1A IV
                                    (FRN), 6.30%, 06/15/05(4)           1,498,500
                                                                     ------------
                                                                      171,580,246
                                                                     ------------
CORPORATES--38.09%(2)
Automotive--1.87%      10,950,000   Daimlerchrysler NA Holding
                                    (MTN), 6.46%, 12/07/01             11,008,703
                                                                     ------------
Banks--1.33%            2,100,000   AB Spintab, 6.80%, 12/29/49(4)      2,146,983
                          500,000   Christiania Bank (FRN), 4.25%,
                                    11/29/49                              401,360
                        4,000,000   Okobank (EMTN) (FRN), 3.86%,
                                    09/29/49                            4,020,400
                        1,300,000   Skandinavinska Enskilda (EMTN)
                                    (FRN), 4.70%, 06/29/49              1,286,025
                                                                     ------------
                                                                        7,854,768
                                                                     ------------
Brokerage               9,670,000   Bear Stearns Capital Trust I,
Services--4.81%                     7.00%, 01/15/27                     9,738,386
                        3,000,000   Bear Stearns Co., Inc. (EMTN)
                                    (FRN), 3.83%, 06/26/04              3,000,840
                          170,000   Bear Stearns Co., Inc. (EMTN)
                                    (FRN), 3.53%, 03/18/05                170,731
                        5,000,000   Bear Stearns Co., Inc., 7.25%,
                                    10/15/06                            5,352,090
                        1,720,000   Bear Stearns Co., Inc., 7.63%,
                                    12/07/09                            1,848,506
                        2,600,000   Lehman Brothers Holdings, Inc.
                                    (FRN) (MTN), 4.22%, 04/04/03        2,604,779
                        3,000,000   Lehman Brothers Holdings PLC
                                    (FRN) (MTN), 4.31%, 01/30/02        3,035,100
                        1,950,000   Lehman Brothers Holdings PLC
                                    (MTN), 7.00%, 05/15/03              2,037,526
                          500,000   Lehman Brothers Holdings PLC
                                    (EMTN) (FRN), 3.75%, 03/17/07         505,600
                                                                     ------------
                                                                       28,293,558
                                                                     ------------
Finance--15.12%         2,105,000   Bombardier Capital, Inc. (MTN),
                                    7.30%, 12/15/02(4)                  2,190,655
                        4,000,000   Capital One Bank, 6.76%,
                                    07/23/02                            4,116,884
                        3,000,000   Capital One Bank, 6.50%,
                                    07/30/04                            3,034,650
                        6,850,000   Capital One Bank, 8.25%,
                                    06/15/05                            7,141,276
                        9,000,000   Chyps CBO Ltd. 1997-1A A2A,
                                    6.72%, 01/15/10(4)                  6,766,875
                        3,922,500   Finova Group, Inc., 7.50%,
                                    11/15/09                            1,539,150

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)

Finance (continued)
                     $  8,500,000   Ford Credit Australia (ETMN)
                                    (FRN), 3.67%, 06/06/03           $  8,618,150
                          810,000   Ford Motor Credit Co. (FRN)
                                    (MTN), 4.12%, 01/26/04                800,125
                        1,820,000   Ford Motor Credit Co. (ETMN)
                                    (FRN), 4.27%, 07/07/05              1,821,001
                        8,100,000   Ford Motor Credit Co., 6.88%,
                                    02/01/06                            8,348,621
                        6,670,000   Ford Motor Credit Co. (ETMN)
                                    (FRN), 3.56%, 03/13/07              6,531,264
                        2,600,000   GATX Financial Corp. (FRN)
                                    (MTN), 4.68%, 08/01/02              2,604,467
                        2,000,000   General Motors Acceptance Corp.
                                    (FRN) (MTN), 4.45%, 05/04/04        1,972,262
                        3,500,000   General Motors Acceptance
                                    Corp., 6.75%, 01/15/06              3,602,928
                        4,260,000   General Motors Acceptance
                                    Corp., 6.13%, 09/15/06              4,261,896
                        6,600,000   IOS Capital, Inc., 9.75%,
                                    06/15/04                            6,812,586
                        7,500,000   MBNA America Bank NA (FRN),
                                    3.82%, 06/10/04                     7,457,392
                        5,000,000   MBNA Corp. (FRN) (MTN), 3.50%,
                                    06/17/02                            4,991,185
                        6,000,000   Noble Affiliates, Inc./Atlantic
                                    Methonal Capital Co., 8.95%,
                                    12/15/04(4)                         6,335,508
                                                                     ------------
                                                                       88,946,875
                                                                     ------------
Industrial--3.72%       4,550,000   Harcourt General, Inc., 8.25%,
                                    06/01/02                            4,674,679
                        4,000,000   Harcourt General, Inc., 7.30%,
                                    08/01/97                            3,563,128
                        3,300,000   La Quinta Properties (MTN),
                                    7.11%, 10/17/01                     3,217,500
                       10,000,000   PHH Corp. (MTN), 8.13%,
                                    02/03/03                           10,421,300
                                                                     ------------
                                                                       21,876,607
                                                                     ------------
Insurance--1.93%        2,500,000   Conseco Finance Corp. (MTN),
                                    6.50%, 09/26/02                     2,350,000
                        2,000,000   Conseco, Inc., 9.00%, 10/15/06      1,570,000
                        7,000,000   Fairfax Financial Holdings,
                                    7.38%, 03/15/06                     6,411,363
                        1,250,000   Lumbermens Mutual Casualty,
                                    8.30%, 12/01/37(4)                  1,034,781
                                                                     ------------
                                                                       11,366,144
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Real Estate          $  3,000,000   Highwoods Exercisable Put
                                    Option,
Investment Trust                    7.19%, 06/15/04(4)               $  3,152,418
(REIT)--1.74%           7,000,000   New Plan Excel Realty Trust,
                                    6.80%, 05/15/02                     7,123,172
                                                                     ------------
                                                                       10,275,590
                                                                     ------------
Secured Assets          5,000,000   Hercules Trust I (FRN), 4.82%,
--2.21%                             06/10/03(4)                         4,187,500
                        5,000,000   Ingress I Ltd. BA, 7.38%,
                                    03/30/40(4)                         5,293,380
                        3,500,000   North Street Referenced Linked
                                    Notes 2000-1 C (FRN), 5.46%,
                                    07/30/10(4)                         3,535,000
                                                                     ------------
                                                                       13,015,880
                                                                     ------------
Telecommunications      5,600,000   Citizen Communications, 8.50%,
--2.00%                             05/15/06                            6,039,572
                        4,550,000   Citizen Communications, 7.63%,
                                    08/15/08(4)                         4,652,166
                        1,000,000   Qwest Communications
                                    International, 7.50%, 11/01/08      1,046,393
                                                                     ------------
                                                                       11,738,131
                                                                     ------------
Utilities--3.36%          600,000   Arkansas Power & Light Co.,
                                    8.75%, 03/01/26                       626,600
                        8,900,000   Gulf States Utilities Co.
                                    (FRN), 4.83%, 09/01/04(4)           8,908,304
                        5,000,000   Sempra Energy Co., 6.80%,
                                    07/01/04                            5,197,255
                        5,000,000   TECO Energy, Inc. (FRN), 4.67%,
                                    05/15/02(4)                         5,005,675
                                                                     ------------
                                                                       19,737,834
                                                                     ------------
                                    TOTAL CORPORATES                  224,114,090
                                                                     ------------
MORTGAGE-BACKED--15.49%(3)
Non-Agency                195,420   Bear Stearns Mortgage
Mortgage-Backed                     Securities, Inc. 1993-8 AS16,
                                    10.75%, 08/25/24                      199,909
--10.52%                6,411,036   BHN Mortgage Fund 2000-1 AF,
                                    8.00%, 03/31/11(4)                  6,524,313
                          129,396   Blackrock Capital Finance L.P.
                                    1997-R2 AP, 10.78%, 12/25/35(4)       136,021
                          253,150   Citicorp Mortgage Securities,
                                    Inc. 1994-3 A12, 9.00%,
                                    02/25/24                              274,233
                          373,012   Countrywide Funding Corp.
                                    1993-11 A12, 8.50%, 02/25/09          395,800
                          100,000   Countrywide Funding Corp.
                                    1994-7 A7, 6.50%, 03/25/24            102,296
                        4,484,694   Countrywide Home Loans 2000-5
                                    2A1, 7.75%, 10/25/30                4,514,987

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)

Non-Agency Mortgage-Backed
(continued)
                     $  2,189,068   Countrywide Mortgage Backed
                                    Securities, Inc. 1993-D A12,
                                    7.50%, 01/25/09                  $  2,257,477
                          164,960   DLJ Mortgage Acceptance Corp.
                                    1993-Q18 SC (IO), 2.75%,
                                    01/25/24(6)                             4,691
                          499,838   DLJ Mortgage Acceptance Corp.
                                    1994-QE1 A1, 7.77%, 04/25/24(4)       503,037
                        5,181,092   DLJ Mortgage Acceptance Corp.
                                    1994-Q8 IIS (IO), 1.82%,
                                    05/25/24(6)                           224,186
                        1,197,184   DLJ Mortgage Acceptance Corp.
                                    1996-Q5 SA (IO), 4.81%,
                                    06/25/26(6)                            60,925
                        5,015,437   DLJ Mortgage Acceptance Corp.
                                    1996-QA S (IO), 2.98%,
                                    01/25/26(4,6)                         407,504
                          332,008   First Boston Mortgage
                                    Securities Corp. 1993-6 A2,
                                    7.00%, 06/25/23                       333,198
                        1,332,291   GE Capital Mortgage Services,
                                    Inc. 1992-12F F1, 7.00%,
                                    10/25/07                            1,329,633
                           20,000   GE Capital Mortgage Services,
                                    Inc. 1993-10 A2, 9.00%,
                                    09/25/23                               20,632
                          887,721   GE Capital Mortgage Services,
                                    Inc. 1996-4 A5, 7.00%, 03/25/26       910,690
                           19,715   Guardian Savings & Loan
                                    Association 1988-2 A, 7.37%,
                                    09/25/18                               19,749
                          144,312   Independent National Mortgage
                                    Corp. 1995-N A5, 7.50%,
                                    10/25/25                              145,704
                        9,469,421   Lehman Structured Securities
                                    Corp. 1996-1 E2, 8.00%,
                                    06/25/26                            9,518,662
                          938,437   Norwest Asset Securities Corp.
                                    1998-15 A15, 8.00%, 07/25/28          958,299
                          761,944   Norwest Integrated Structured
                                    Assets, Inc. 1999-2 1A2,
                                    17.57%, 09/25/29                      827,271
                          150,430   Paine Webber Mortgage
                                    Acceptance Corp. 1993-9 A6,
                                    7.00%, 10/25/23                       150,791
                          986,835   PNC Mortgage Securities Corp.
                                    1999-9 2A1, 7.50%, 09/25/29           991,725
                        3,528,992   PNC Mortgage Securities Corp.
                                    2000-8 1A1, 7.75%, 11/25/30         3,570,137
                        3,434,349   Prudential Home Mortgage
                                    Securities 1995-A 2B, 8.68%,
                                    03/28/25(4)                         3,648,264
                          337,979   Residential Funding Mortgage
                                    Securities I 1993-S26 A9,
                                    7.50%, 07/25/23                       342,598
                           68,135   Residential Funding Mortgage
                                    Securities I 1996-S14 A11,
                                    8.00%, 05/25/26                        68,453

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)

Non-Agency Mortgage-Backed
(continued)
                     $    287,792   Residential Funding Mortgage
                                    Securities I 1997-S12 A17,
                                    7.25%, 08/25/27                  $    294,895
                        2,000,000   Residential Funding Mortgage
                                    Securities I 1998-S2 A2, 7.00%,
                                    01/25/28                            2,026,070
                        3,842,630   Resolution Trust Corp. 1994-C1
                                    F, 8.00%, 06/25/26                  4,039,565
                          362,891   Ryland Acceptance Corp. IV 28
                                    1, 11.50%, 12/25/16                   395,429
                           29,308   Ryland Mortgage Securities
                                    Corp. 1993-3 2E, 6.71%,
                                    08/25/08                               29,268
                          372,463   Ryland Mortgage Securities
                                    Corp. III 1992-D 1A, 7.94%,
                                    09/25/22                              371,597
                        6,300,000   Ryland Mortgage Securities
                                    Corp. III 1992-A 1C, 8.25%,
                                    03/29/30                            6,503,522
                           45,083   SLH Mortgage Trust 1990-1 G,
                                    9.60%, 03/25/21                        44,985
                        2,000,000   Structured Asset Securities
                                    Corp. 1996-6 1A5, 7.50%,
                                    08/25/26                            2,068,670
                        1,878,917   Structured Asset Securities
                                    Corp. 1996-C3 E, 8.48%,
                                    06/25/30(4)                         1,897,894
                           74,215   Structured Asset Securities
                                    Corp. 1997-4 1A1, 6.75%,
                                    12/25/12                               75,350
                        4,840,507   Structured Asset Securities
                                    Corp. 2000-3 2A1, 7.75%,
                                    07/25/30                            4,904,668
                          778,695   Summit Mortgage Trust 2000-1
                                    B1, 6.14%, 12/28/12(4)                809,965
                                                                     ------------
                                                                       61,903,063
                                                                     ------------
U.S. Agency               154,417   Dean Witter CMO Trust I A
                                    (FRN),
Mortgage-Backed                     4.26%, 04/20/18                       155,413
--3.47%                   307,641   Fannie Mae 1993-221 SD, 9.00%,
                                    03/25/08                              316,226
                          649,684   Fannie Mae 1993-95 SB, 15.05%,
                                    06/25/08                              751,592
                       13,824,138   Fannie Mae 1997-44 SB, 2.73%,
                                    06/25/08                              737,478
                       55,728,760   Fannie Mae 2001-4 SG, 4.12%,
                                    03/25/16                            4,972,009
                          249,490   Fannie Mae 1999-1 S, 10.25%,
                                    07/25/23                              253,334
                        1,766,486   Fannie Mae 1993-189 SB, 8.31%,
                                    10/25/23                            1,754,762
                          176,000   Fannie Mae 1993-202 SJ, 9.00%,
                                    11/25/23                              179,829

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)

U.S. Agency Mortgage-Backed
(continued)
                     $    555,533   Fannie Mae 1999-4 SC, 10.87%,
                                    01/25/24                         $    566,748
                          295,866   Fannie Mae 1994-2 SB, 10.00%,
                                    01/25/24                              303,079
                           49,856   Fannie Mae 1994-41 SC, 14.40%,
                                    03/25/24                               50,591
                        1,444,001   Fannie Mae 1997-76 FS (FRN),
                                    3.95%, 09/17/27                     1,367,955
                          122,827   Fireman's Fund Mortgage Corp.
                                    1987-2 E, 9.95%, 01/25/18             129,241
                          378,114   Freddie Mac 1164-O, 7.06%,
                                    11/15/06                               66,314
                          101,653   Freddie Mac 2089 SA, 17.99%,
                                    07/15/15                              109,716
                        1,231,646   Freddie Mac 2149 JD (IO),
                                    6.50%, 04/15/17                       137,001
                        3,728,019   Freddie Mac 2149 KQ (IO),
                                    6.50%, 08/15/18                       415,176
                          200,000   Freddie Mac 1634 SE, 8.80%,
                                    12/15/23                              199,522
                          250,863   Freddie Mac 1967 BC (PO),
                                    0.00%, 06/17/27                       250,394
                        1,739,761   Freddie Mac 2156 S, 20.06%,
                                    05/15/29                            1,882,276
                        2,195,088   Freddie Mac Pool 786781, 6.88%,
                                    08/01/29                            2,273,495
                          460,749   Freddie Mac Gold 21 SG, 9.39%,
                                    10/25/23                              510,090
                          899,897   Freddie Mac Gold C53497, 8.00%,
                                    06/01/31                              943,982
                          429,534   Freddie Mac Gold C53498, 8.00%,
                                    06/01/31                              450,576
                          484,033   Freddie Mac Gold C53499, 8.00%,
                                    06/01/31                              507,746
                          614,680   Government National Mortgage
                                    Association 1994-1C (IO),
                                    7.99%, 08/16/23                        19,711
                           50,166   Government National Mortgage
                                    Association Pool 1849, 8.50%,
                                    08/20/24                               53,784
                          118,727   Government National Mortgage
                                    Association Pool 2020, 8.50%,
                                    06/20/25                              126,731
                           74,101   Government National Mortgage
                                    Association Pool 2286, 8.50%,
                                    09/20/26                               78,906

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)

U.S. Agency Mortgage-Backed
(continued)
                     $    335,205   Government National Mortgage
                                    Association Pool 2487, 8.50%,
                                    09/20/27                         $    356,454
                          453,534   Government National Mortgage
                                    Association Pool 422972, 6.50%,
                                    07/15/29                              464,293
                                                                     ------------
                                                                       20,384,424
                                                                     ------------
Commercial              3,000,000   Beckman Coulter, Inc. 2000-A A,
Mortgage-Backed                     7.50%, 12/15/18(4)                  2,713,593
--1.50%                 3,693,279   Merrill Lynch Mortgage
                                    Investors, Inc. 1994-M1 E,
                                    8.47%, 06/25/22(4)                  3,754,563
                          727,291   Resolution Trust Corp. 1995-C1
                                    E, 6.90%, 02/25/27                    724,901
                        1,519,859   Resolution Trust Corp. 1995-C2
                                    F, 7.00%, 05/25/27                  1,518,246
                          113,092   Resolution Trust Corp. 1995-2
                                    B6, 6.98%, 05/25/29                   115,645
                                                                     ------------
                                                                        8,826,948
                                                                     ------------
                                    TOTAL MORTGAGE-BACKED              91,114,435
                                                                     ------------
U.S. TREASURY SECURITIES--5.08%
U.S. Treasury          15,260,000   U.S. Treasury Notes, 7.00%,
Notes--5.08%                        07/15/06                           17,290,892
                       11,700,000   U.S. Treasury Notes, 5.63%,
                                    05/15/08                           12,591,669
                                                                     ------------
                                    TOTAL U.S. TREASURY SECURITIES     29,882,561
                                                                     ------------
                                    TOTAL BONDS (COST $504,101,741)   516,691,332
                                                                     ------------
SHORT TERM INVESTMENTS--11.03%
Commercial             11,000,000   General Electric Credit Corp.,
Paper--3.57%                        3.12%(5), 04/19/01                 10,998,093
                       10,000,000   General Motors Acceptance
                                    Corp., 2.95%(5), 04/19/01           9,999,181
                                                                     ------------
                                                                       20,997,274
                                                                     ------------
Money Market           26,492,635   J.P. Morgan Institutional Prime
RIC--4.51%                          Money Market,                      26,492,635
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (CONTINUED)
U.S. Agency Discount $  5,000,000   Fannie Mae, 2.80%(5), 10/05/01   $  4,998,444
Notes--2.95%              788,000   Fannie Mae, 3.52%(5), 10/11/01        787,247
                       11,575,000   Freddie Mac, 2.85%(5), 10/04/01    11,572,251
                                                                     ------------
                                                                       17,357,942
                                                                     ------------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $64,847,834)                 64,847,851
                                                                     ------------
                                    TOTAL INVESTMENTS -- 98.86%
                                    (Cost $568,949,575)(1)            581,539,183
                                    CASH AND OTHER ASSETS, LESS
                                    LIABILITIES--1.14%                  6,730,599
                                                                     ------------
                                    NET ASSETS--100.00%              $588,269,782
                                                                     ============

                       FUTURES CONTRACTS: SHORT POSITIONS

                                                                 UNREALIZED
                                                               APPRECIATION/
NUMBER OF                                                      (DEPRECIATION)
CONTRACTS                                                      --------------
    694       U.S. Treasury 2 Year Note, December 2001            $ (2,844)
    447       U.S. Treasury 5 Year Note, December 2001             (69,844)
                                                                  --------
              Net unrealized depreciation                         $(72,688)
                                                                  ========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



Notes:
(1) Cost for Federal income tax purposes is $568,949,575 and net unrealized appreciation consists of:

Gross unrealized appreciation    $20,208,943
Gross unrealized depreciation     (7,619,335)
                                 -----------
    Net unrealized appreciation  $12,589,608
                                 ===========

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30,2001 was $134,298,576 representing 23.83% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Securities determined to be illiquid and procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

                                                DATE OF                 % OF
                   SECURITY                     PURCHASE     VALUE      TNA
                   --------                     --------   ----------   ----
Delta Funding Home Equity Loan Trust 1996-2
  A5, 1996-2 A5 (IO), 8.01%, 10/25/27           10/01/97   $2,175,861   0.37%
DLJ Mortgage Acceptance Corp. 1993-Q18 SC
  (IO), 2.75%, 01/25/24                         10/01/97        4,691   0.00%
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS
  (IO), 1.82%, 05/25/24                         10/01/97      224,186   0.04%
DLJ Mortgage Acceptance Corp. 1996-QA S (IO),
  2.97%, 01/25/26                               11/06/98      407,504   0.07%
DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO),
  4.81%, 06/25/26                               01/04/99       60,925   0.01%
                                                           ----------   ----
                                                           $2,873,167   0.49%
                                                           ==========   ====

(EMTN): Euro medium term note
(FRN): Floating rate note -- The rate disclosed is that in effect at September 30, 2001.
(IO): Interest only
(MTN): Medium term note
(PO): Principal only

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--80.26%
ASSET-BACKED          $ 1,000,000   BankBoston Home Equity Loan
SECURITIES--16.65%(3)               Trust 1998-2 A5, 6.14%,
                                    02/25/19                         $  1,034,684
                          197,792   Centex Home Equity 2000-B A1,
                                    8.03%, 10/25/17                       199,799
                        1,500,000   Conseco Finance 2000-C B2
                                    (FRN), 5.54%, 07/15/29              1,266,629
                          123,271   First Alliance Mortgage Loan
                                    Trust 1994-4 A1, 9.28%,
                                    02/25/26                              122,917
                          520,000   Green Tree Financial Corp.
                                    1995-5 B2, 7.65%, 09/15/26            380,239
                          150,372   Green Tree Home Improvement
                                    Loan Trust 1996-B A, 6.45%,
                                    10/15/15                              150,639
                          250,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEM2, 7.33%,
                                    11/15/29                              257,047
                        1,000,000   Green Tree Recreational,
                                    Equipment & Consumer Trust
                                    1996-B CTFS, 7.70%, 07/15/18        1,002,065
                        1,000,000   Green Tree Recreational,
                                    Equipment & Consumer Trust
                                    1996-D CTFS, 7.24%, 12/15/22        1,020,094
                        1,289,237   IMPAC Secured Assets CMN Owner
                                    Trust 1998-1 M2, 7.77%,
                                    07/25/25                            1,346,301
                        1,829,261   Keystone Home Improvement Loan
                                    Trust 1997-P2 IB, 7.94%,
                                    04/25/18(4)                         1,793,571
                            7,692   Nationscredit Grantor Trust
                                    1997-1 A, 6.75%, 08/15/13               8,104
                          500,000   Newbury Funding CBO Ltd. 2000-1
                                    A3 (FRN), 6.32%, 02/15/30(4)          470,000
                          206,378   Structured Settlements Fund
                                    1999-A A, 7.25%, 12/20/15(4)          217,149
                                                                     ------------
                                                                        9,269,238
                                                                     ------------
CORPORATES--60.14%(2)
Airlines--1.23%           686,511   America West Airlines, 6.86%,
                                    07/02/04                              685,375
                                                                     ------------
Banks--1.20%              700,000   Societe Generale (EMTN) (FRN),
                                    4.39%, 10/29/49                       668,500
                                                                     ------------
Brokerage               1,200,000   Bear Stearns Co., Inc. (EMTN)
                                    (FRN),
Services--3.62%                     3.41%, 12/16/04                     1,206,960
                          300,000   Lehman Brothers Holdings, PLC
                                    (EMTN) (FRN), 4.06%, 07/30/04         301,733

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)

Brokerage
Services (continued)
                      $   500,000   Lehman Brothers Holdings, PLC
                                    (EMTN) (FRN), 3.75%, 03/17/07    $    505,600
                                                                     ------------
                                                                        2,014,293
                                                                     ------------
Finance--23.34%         2,300,000   Capital One Bank (FRN), 4.69%,
                                    06/23/03                            2,324,495
                          500,000   Capital One Bank (FRN), 4.42%,
                                    07/28/03                              494,456
                        2,000,000   Chyps CBO Ltd. 1997-1A A2A,
                                    6.72%, 01/15/10(4)                  1,503,750
                        1,700,000   CUC International Inc., 3.00%,
                                    02/15/02                            1,678,750
                          565,000   Finova Group, Inc., 7.50%,
                                    11/15/09                              221,700
                          500,000   Ford Motor Credit Co, (EMTN)
                                    (FRN), 4.27%, 07/07/05                500,275
                        1,000,000   Golden State Holdings (FRN),
                                    4.68%, 08/01/03                     1,033,000
                        1,200,000   IOS Capital, Inc., 9.75%,
                                    06/15/04                            1,238,652
                          500,000   MBNA America Bank NA (FRN),
                                    4.02%, 05/12/04                       499,990
                        1,800,000   MBNA Corp. (FRN) (MTN), 3.99%,
                                    09/10/02                            1,797,230
                          325,000   MBNA Corp. (FRN) (MTN), 4.25%,
                                    02/12/03                              324,821
                          300,000   MBNA Corp. (FRN) (MTN), 4.34%,
                                    05/23/03                              298,748
                          200,000   Providian National Bank, 6.75%,
                                    03/15/02                              203,525
                          850,000   Trizec Finance Ltd., 10.88%,
                                    10/15/05                              876,563
                                                                     ------------
                                                                       12,995,955
                                                                     ------------
Industrial--8.08%       1,300,000   Comcast Corp., 10.25%, 10/15/01     1,302,479
                        1,300,000   Goodyear Tire & Rubber Co.,
                                    8.13%, 03/15/03                     1,336,078
                          800,000   La Quinta Properties (MTN),
                                    7.11%, 10/17/01                       780,000
                          350,000   Supervalu, Inc., 9.75%,
                                    06/15/04                              365,400
                          700,000   WCG Note Trust, 8.25%,
                                    03/15/04(4)                           715,132
                                                                     ------------
                                                                        4,499,089
                                                                     ------------
Insurance--2.20%        1,300,000   Conseco Finance Corp. (MTN),
                                    6.50%, 09/26/02                     1,222,000
                                                                     ------------
Real Estate               500,000   Colonial Realty L.P. (MTN),
                                    7.93%,
Investment Trust                    08/09/02                              517,663
(REIT)--10.65%          1,500,000   Health Care Properties, 7.05%,
                                    01/15/02                            1,509,081

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)

Real Estate
Investment Trust
(REIT) (continued)
                      $   600,000   Rouse Co., 8.50%, 01/15/03       $    623,767
                          200,000   Rouse Co. (MTN), 8.09%,
                                    05/16/05                              216,888
                        1,500,000   Simon Property Group, Inc.,
                                    7.05%, 04/01/03(4)                  1,557,192
                          600,000   Summit Properties Partnership,
                                    6.80%, 08/15/02                       611,672
                          600,000   United Dominion Realty Trust,
                                    8.63%, 03/15/03                       631,896
                          250,000   United Dominion Realty Trust
                                    (MTN), 7.67%, 01/26/04                263,295
                                                                     ------------
                                                                        5,931,454
                                                                     ------------
Secured Assets          1,000,000   Magnus Funding Ltd. 1A B (FRN),
--3.20%                             5.18%, 06/15/11(4)                    903,100
                          952,274   Zermatt CBO Ltd. 1A A (FRN),
                                    3.98%, 09/01/10(4)                    879,139
                                                                     ------------
                                                                        1,782,239
                                                                     ------------
Utilities--6.62%          150,000   Duquesne Light Co., 8.38%,
                                    05/15/24                              154,513
                        1,200,000   Enterprise Cap Trust II (FRN),
                                    5.01%, 06/30/28                     1,004,257
                          954,404   Kansas Gas & Electric Co.,
                                    6.76%, 09/29/03                       965,986
                        1,500,000   Sempra Energy Co., 6.80%,
                                    07/01/04                            1,559,177
                                                                     ------------
                                                                        3,683,933
                                                                     ------------
                                    TOTAL CORPORATES                   33,482,838
                                                                     ------------
MORTGAGE-BACKED--3.47%(3)
Non-Agency             30,961,090   BA Mortgage Securities, Inc.
                                    1998-3
Mortgage-Backed                     1X2 (IO), 0.05%, 07/25/28(6)           18,577
--3.16%                   121,947   DLJ Mortgage Acceptance Corp.
                                    1992-Q4 A2, 7.14%, 07/25/22           123,660
                          853,848   DLJ Mortgage Acceptance Corp.
                                    1994-QE2 S (IO), 3.77%,
                                    06/25/24(4,6)                          62,707
                          147,099   IMPAC Secured Assets CMN Owner
                                    Trust 1999-2 A9 (IO), 9.00%,
                                    01/25/30(6)                            16,342
                          206,756   Lehman Structured Securities
                                    Corp. 1996-1 E2, 8.00%,
                                    06/25/26                              207,831
                          930,209   Residential Asset
                                    Securitization Trust 1998-A8
                                    A3, 6.75%, 08/25/28                   930,381
                          269,796   Residential Funding Mortgage
                                    1993-MZ3 A1, 6.97%, 08/28/23          269,336
                           17,281   Ryland Acceptance Corp. IV 28
                                    1, 11.50%, 12/25/16                    18,830

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)

Non-Agency Mortgage-Backed
(continued)
                      $    29,000   Ryland Mortgage Securities
                                    Corp. III 1992-A 1C, 8.25%,
                                    03/29/30                         $     29,937
                           85,154   Summit Mortgage Trust 2000-1
                                    B5, 0.00%, 12/28/12(4)                 80,270
                                                                     ------------
                                                                        1,757,871
                                                                     ------------
U.S. Agency                23,115   Fannie Mae 1993-95 SB, 15.05%,
Mortgage-Backed                     06/25/08                               26,740
--0.31%                    35,982   Fannie Mae G-36 ZB, 7.00%,
                                    11/25/21                               37,238
                           49,898   Fannie Mae 1999-1 S, 10.25%,
                                    07/25/23                               50,667
                            1,698   Freddie Mac 1584 S, 11.90%,
                                    09/15/23                                1,724
                           50,562   Freddie Mac Gold 2 L, 8.00%,
                                    11/25/22                               58,226
                                                                     ------------
                                                                          174,595
                                                                     ------------
                                    TOTAL MORTGAGE-BACKED               1,932,466
                                                                     ------------
                                    TOTAL BONDS
                                    (Cost $44,264,133)                 44,684,542
                                                                     ------------
                        SHARES
                      -----------
COMMON STOCK--0.84%
                            4,494   S & P 500 Depository Receipt          469,353
                                                                     ------------
                                    TOTAL COMMON STOCK
                                    (Cost $512,465)                       469,353
                                                                     ------------
                       PRINCIPAL
                        AMOUNT
                      -----------
SHORT TERM INVESTMENTS--15.57%
Commercial              1,000,000   General Electric Capital Corp.,
Paper--1.80%                        3.12%(5), 10/11/01                    999,827
                                                                     ------------
Money Market            2,518,978   J.P. Morgan Institutional Prime
RIC--4.52%                          Money Market                        2,518,978
                                                                     ------------
U.S. Agency Discount      800,000   Fannie Mae, 3.15%(5), 10/01/01        800,000
Notes--9.25%            2,521,000   Fannie Mae, 3.52%(5), 10/11/01      2,518,591
                          452,000   Federal Home Loan Banks,
                                    2.88%(5), 10/04/01                    451,892

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (CONTINUED)

U.S. Agency Discount Notes (con-
tinued)
                      $ 1,380,000   Freddie Mac, 3.52%(5), 10/11/01  $  1,378,681
                                                                     ------------
                                                                        5,149,164
                                                                     ------------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $8,667,882)                   8,667,969
                                                                     ------------
                                    TOTAL INVESTMENTS -- 96.67%
                                    (Cost $53,444,480)(1)              53,821,864
                                    CASH AND OTHER ASSETS,
                                    LESS LIABILITIES -- 3.33%           1,852,186
                                                                     ------------
                                    NET ASSETS -- 100.00%            $ 55,674,050
                                                                     ============

                       FUTURES CONTRACTS: LONG POSITIONS

                                                                 UNREALIZED
NUMBER OF                                                      APPRECIATION/
CONTRACTS                                                      (DEPRECIATION)
---------                                                      --------------
       211    S&P Index, December 2001                          $(7,932,133)
         1    S&P Mini, December 2001                                   535
                                                                -----------
              Net unrealized depreciation                       $(7,931,598)
                                                                ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)



Notes:
(1) Cost for Federal income tax purposes is $53,444,480 and net unrealized appreciation consists of:

Gross unrealized appreciation    $1,085,113
Gross unrealized depreciation      (707,729)
                                 ----------
    Net unrealized appreciation  $  377,384
                                 ==========

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2001 was $8,182,010 representing 14.70% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Securities determined to be illiquid and procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

                                                DATE OF                % OF
SECURITY                                        PURCHASE     VALUE     TNA
--------                                        --------    -------    ----
BA Mortgage Securities, Inc. 1998-3 1X2 (IO),
  0.05%, 07/25/28                               01/25/00    $18,577    0.03%
DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO),
  3.53%, 06/25/24                               01/28/99     62,707    0.11%
IMPAC Secured Assets CMN Owner Trust 1999-2 A9
  (IO), 9.00%, 01/25/30                         01/12/00     16,342    0.03%
                                                            -------    ----
                                                            $97,626    0.17%
                                                            =======    ====

(EMTN): Euro Medium term note
(FRN): Floating rate note -- The rate disclosed is that in effect at September 30, 2001.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2001 (UNAUDITED)

                                     TOTAL RETURN    LOW DURATION   ALPHATRAK 500
                                      BOND FUND       BOND FUND         FUND
                                    --------------   ------------   -------------
ASSETS:
  Investments, at value (Cost
    $1,404,103,611, $568,949,575
    and $53,444,480, respectively)
    (Note 2)                        $1,427,567,981   $581,539,183    $53,821,864
  Cash and cash equivalents (Note
    2)                                   1,358,387        781,797        221,905
  Dividends and interest
    receivable                          18,970,359      5,982,244        568,555
  Receivable for securities sold        56,931,621     20,449,028        404,852
  Receivable for capital stock
    sold                                 3,104,351      2,237,421          7,630
  Deferred unamortized
    organizational costs (Note 2)            3,600          3,775          6,686
  Variation Margin (Note 3)                 31,969         79,031      1,572,901
  Other assets                              21,137         11,038          1,349
                                    --------------   ------------    -----------
        Total assets                 1,507,989,405    611,083,517     56,605,742
                                    --------------   ------------    -----------
LIABILITIES:
  Payable for securities purchased      70,178,764     17,454,320        822,167
  Payable for capital stock
    redeemed                             5,500,735      2,301,664              0
  Due to Adviser (Note 5)                  440,605         11,474         76,965
  Accrued expenses                         249,198        140,585         32,560
  Accrued 12b-1 expenses                    78,858         36,420              0
  Distributions payable                  7,923,024      2,869,272              0
                                    --------------   ------------    -----------
        Total liabilities               84,371,184     22,813,735        931,692
                                    --------------   ------------    -----------
        Net assets                  $1,423,618,221   $588,269,782    $55,674,050
                                    ==============   ============    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2001 (UNAUDITED)



                                     TOTAL RETURN    LOW DURATION   ALPHATRAK 500
                                      BOND FUND       BOND FUND         FUND
                                    --------------   ------------   -------------
CLASS M SHARES:
  Net assets (Applicable to
    55,331,690, 27,393,500, and
    7,398,696 shares of beneficial
    interest issued and
    outstanding, respectively,
    unlimited number of shares
    authorized with a $0.01 par
    value)                          $  577,949,332   $276,527,699    $55,674,050
                                    ==============   ============    ===========
  NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER CLASS M
    SHARE                                   $10.45         $10.09          $7.52
                                             -----          -----          -----
                                             -----          -----          -----
CLASS I SHARES:*
  Net assets (Applicable to
    80,979,249, 30,872,389 and 0
    shares of beneficial interest
    issued and outstanding,
    respectively, unlimited number
    of shares authorized with a
    $0.01 par value)                $  845,668,889   $311,742,083            N/A
                                    ==============   ============    ===========
  NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER CLASS I
    SHARE                                   $10.44         $10.10            N/A
                                             -----          -----           ----
                                             -----          -----           ----
NET ASSETS CONSIST OF:
  Capital paid-in                   $1,387,083,683   $587,370,141    $78,018,055
  Accumulated undistributed net
    investment income                            0              0        809,553
  Accumulated undistributed net
    realized gain/(loss) on
    investments and futures
    contracts                           13,112,152    (11,617,279)   (15,599,344)
  Net unrealized
    appreciation/(depreciation) on
    investments and futures
    contracts                           23,422,386     12,516,920     (7,554,214)
                                    --------------   ------------    -----------
                                    $1,423,618,221   $588,269,782    $55,674,050
                                    ==============   ============    ===========

* Class I shares commenced operations on March 31, 2000.

N/A -- Not Applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                            STATEMENTS OF OPERATIONS
              FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                       TOTAL RETURN   LOW DURATION   ALPHATRAK 500
                                        BOND FUND      BOND FUND         FUND
                                       ------------   ------------   -------------
INVESTMENT INCOME:
  Dividends                            $         0    $         0     $     3,142
  Interest                              50,429,071     17,886,916       2,097,655
                                       -----------    -----------     -----------
        Total investment income         50,429,071     17,886,916       2,100,797
                                       -----------    -----------     -----------
EXPENSES:
  Investment advisory fees (Note 5)      2,204,979        750,866         195,360
  Accounting services                       88,564         50,194          20,592
  Administration fees                      346,835        139,127          18,285
  Amortization of organizational
    expenses (Note 2)                        3,795          3,795           1,929
  Auditing and tax consulting fees          14,591         10,279           3,461
  Clear Sky fees                            16,545         17,548          10,027
  Custodian fees                            98,252         47,105          17,919
  Distribution fees                        520,450        188,187               0
  Insurance expenses                        18,754          9,829           1,199
  Legal fees                                 7,019          6,518             752
  Miscellaneous expenses                     3,008          2,507             351
  Registration and filing fees             127,849         42,616           4,512
  Reports to shareholders                   11,030          9,025           2,006
  Transfer agent fees                       64,894         65,621          14,913
  Trustees' fees and expenses               13,537         13,036           1,504
                                       -----------    -----------     -----------
        Total operating expenses         3,540,102      1,356,253         292,810
  Expenses waived and reimbursed
    (Note 5)                              (247,679)      (191,940)        (32,344)
                                       -----------    -----------     -----------
        Net expenses                     3,292,423      1,164,313         260,466
                                       -----------    -----------     -----------
        Net investment income           47,136,648     16,722,603       1,840,331
                                       -----------    -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES
  CONTRACTS:
  Net realized gain/(loss) on
    investments and futures contracts   10,145,238     (3,679,581)     (5,949,580)
  Net change in unrealized
    appreciation on investments          5,831,060      7,601,269         492,520
  Net change in unrealized
    (depreciation) on futures
    contracts                              (41,984)      (250,335)     (2,111,578)
                                       -----------    -----------     -----------
  Net realized and unrealized
    gain/(loss) on investments and
    futures contracts                   15,934,314      3,671,353      (7,568,638)
                                       -----------    -----------     -----------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                           $63,070,962    $20,393,956     $(5,728,307)
                                       ===========    ===========     ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        TOTAL RETURN
                                                         BOND FUND
                                              --------------------------------
                                                SIX MONTHS
                                                  ENDED              YEAR
                                              SEPTEMBER 30,         ENDED
                                                   2001           MARCH 31,
                                               (UNAUDITED)           2001
                                              --------------    --------------
OPERATIONS:
  Net investment income                       $   47,136,648    $   59,797,398
  Net realized gain on investments and
    futures contracts                             10,145,238         9,014,801
  Net change in unrealized appreciation on
    investments                                    5,831,060        17,513,572
  Net change in unrealized
    (depreciation)/appreciation on futures
    contracts                                        (41,984)          208,779
                                              --------------    --------------
  Net increase in net assets resulting from
    operations                                    63,070,962        86,534,550
                                              --------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income:
    Class M                                      (18,205,489)      (21,877,004)
    Class I                                      (28,927,844)      (37,923,709)
  Realized gains on investments:
    Class M                                                0                 0
    Class I                                                0                 0
                                              --------------    --------------
  Net decrease in net assets resulting from
    distributions                                (47,133,333)      (59,800,713)
                                              --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Class M:
    Proceeds from sale of shares                 230,735,709       353,489,805
    Shares issued in reinvestment of
      dividends and distributions                 13,504,346        19,132,089
    Cost of shares redeemed                      (98,793,026)     (189,916,028)
                                              --------------    --------------
      Total class M shares                       145,447,029       182,705,866
                                              --------------    --------------
  Class I:
    Proceeds from sale of shares                 370,184,615       630,970,218
    Shares issued in reinvestment of
      dividends and distributions                 20,945,250        33,889,974
    Cost of shares redeemed                     (160,522,169)      (93,467,714)
                                              --------------    --------------
      Total class I shares                       230,607,696       571,392,478
                                              --------------    --------------
  Net increase in net assets resulting from
    capital share transactions                   376,054,725       754,098,344
                                              --------------    --------------
  Net increase in net assets                     391,992,354       780,832,181
  Net assets at beginning of period            1,031,625,867       250,793,686
                                              --------------    --------------
  Net assets at end of period (including
    undistributed net investment
    income/(loss) of $0, and ($3,315),
    respectively)                             $1,423,618,221    $1,031,625,867
                                              ==============    ==============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        LOW DURATION
                                                         BOND FUND
                                               ------------------------------
                                                SIX MONTHS
                                                   ENDED            YEAR
                                               SEPTEMBER 30,        ENDED
                                                   2001           MARCH 31,
                                                (UNAUDITED)         2001
                                               -------------    -------------
OPERATIONS:
  Net investment income                        $ 16,722,603     $  29,890,199
  Net realized (loss) on investments and
    futures contracts                            (3,679,581)       (6,932,854)
  Net change in unrealized appreciation on
    investments                                   7,601,269         6,721,722
  Net change in unrealized
    (depreciation)/appreciation on futures
    contracts                                      (250,335)        2,040,707
                                               -------------    -------------
  Net increase in net assets resulting from
    operations                                   20,393,956        31,719,774
                                               -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income:
    Class M                                      (6,491,806)      (12,999,830)
    Class I                                     (10,230,797)      (16,890,369)
  Realized gains on investments:
    Class M                                               0                 0
    Class I                                               0                 0
                                               -------------    -------------
  Net decrease in net assets resulting from
    distributions                               (16,722,603)      (29,890,199)
                                               -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Class M:
    Proceeds from sale of shares                140,524,332       129,144,917
    Shares issued in reinvestment of
      dividends and distributions                 5,005,777        11,994,456
    Cost of shares redeemed                     (36,524,168)     (303,344,269)
                                               -------------    -------------
      Total class M shares                      109,005,941      (162,204,896)
                                               -------------    -------------
  Class I:
    Proceeds from sale of shares                186,678,079       346,454,514
    Shares issued in reinvestment of
      dividends and distributions                 7,152,362        15,200,103
    Cost of shares redeemed                    (141,505,598)     (145,954,683)
                                               -------------    -------------
      Total class I shares                       52,324,843       215,699,934
                                               -------------    -------------
  Net increase in net assets resulting from
    capital share transactions                  161,330,784        53,495,038
                                               -------------    -------------
  Net increase in net assets                    165,002,137        55,324,613
  Net assets at beginning of period             423,267,645       367,943,032
                                               -------------    -------------
  Net assets at end of period (including
    undistributed net investment income of
    $0, and $0, respectively)                  $588,269,782     $ 423,267,645
                                               =============    =============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        ALPHATRAK 500
                                                             FUND
                                                 ----------------------------
                                                  SIX MONTHS
                                                     ENDED           YEAR
                                                 SEPTEMBER 30,       ENDED
                                                     2001          MARCH 31,
                                                  (UNAUDITED)        2001
                                                 -------------    -----------
OPERATIONS:
  Net investment income                           $ 1,840,331     $ 2,597,581
  Net realized (loss) on investments and
    futures contracts                              (5,949,580)     (8,367,862)
  Net change in unrealized
    appreciation/(depreciation) on investments        492,520        (219,123)
  Net change in unrealized (depreciation) on
    futures contracts                              (2,111,578)     (6,955,635)
                                                  -----------     -----------
  Net (decrease) in net assets resulting from
    operations                                     (5,728,307)    (12,945,039)
                                                  -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                            (1,816,405)     (2,040,549)
  Realized gains on investments                             0      (1,043,837)
                                                  -----------     -----------
  Net decrease in net assets resulting from
    distributions                                  (1,816,405)     (3,084,386)
                                                  -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                     17,840,557      67,533,260
  Shares issued in reinvestment of dividends
    and distributions                               1,809,336       3,072,443
  Cost of shares redeemed                         (10,798,201)    (27,140,127)
                                                  -----------     -----------
  Net increase in net assets resulting from
    capital share transactions                      8,851,692      43,465,576
                                                  -----------     -----------
  Net increase in net assets                        1,306,980      27,436,151
  Net assets at beginning of period                54,367,070      26,930,919
                                                  -----------     -----------
  Net assets at end of period (including
    undistributed net investment income of
    $809,553, and $785,627, respectively)         $55,674,050     $54,367,070
                                                  ===========     ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                  TOTAL RETURN
                                                    BOND FUND
                                    -----------------------------------------
                                       CLASS M         CLASS I       CLASS M
                                    -------------   -------------   ---------
                                     SIX MONTHS      SIX MONTHS
                                        ENDED           ENDED         YEAR
                                    SEPTEMBER 30,   SEPTEMBER 30,     ENDED
                                        2001#           2001#       MARCH 31,
                                     (UNAUDITED)     (UNAUDITED)      2001#
                                    -------------   -------------   ---------
Net Asset Value, Beginning of
  Period                                $10.34          $10.34        $10.08
                                      --------        --------        ------
Income from Investment Operations:
  Net investment income                   0.38            0.39          0.92
  Net realized and unrealized
    gain/(loss) on investments and
    futures contracts                     0.11            0.10          0.26
                                      --------        --------        ------
  Total from Investment Operations        0.49            0.49          1.18
                                      --------        --------        ------
Less Distributions:
  Dividends from net investment
    income                               (0.38)          (0.39)        (0.92)
  Distributions from net capital
    gains on investments                  0.00            0.00          0.00
                                      --------        --------        ------
  Total Distributions                    (0.38)          (0.39)        (0.92)
                                      --------        --------        ------
Net Asset Value, End of Period          $10.45          $10.44        $10.34
                                      ========        ========      ========
Total Return                              4.84%(2)        4.85%(2)     12.46%

Ratios/Supplemental Data:
  Net Assets, end of period (in
    thousands)                        $577,949        $845,669      $426,467
  Ratio of Expenses to Average Net
    Assets
    Before expense reimbursement          0.69%(1)        0.48%(1)      0.71%
    After expense reimbursement           0.65%(1)        0.44%(1)      0.65%
  Ratio of Net Income to Average
    Net Assets
    Before expense reimbursement          7.33%(1)        7.54%(1)      9.10%
    After expense reimbursement           7.37%(1)        7.58%(1)      9.16%
  Portfolio Turnover Rate                   51%(2)          51%(2)       205%

(1) Annualized

(2) Non-annualized

# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                    TOTAL RETURN
                                                      BOND FUND
                                                     (CONTINUED)
                                    ---------------------------------------------
                                     CLASS I     CLASS M     CLASS M     CLASS M
                                    ---------   ---------   ---------   ---------
                                      YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED
                                    MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                      2001#       2000#       1999#       1998#
                                    ---------   ---------   ---------   ---------
Net Asset Value, Beginning of
  Period                              $10.08      $10.53      $10.49      $10.00
                                      ------      ------      ------      ------
Income from Investment Operations:
  Net investment income                 0.94        0.78        0.71        0.73
  Net realized and unrealized
    gain/(loss) on investments and
    futures contracts                   0.26       (0.44)       0.19        0.60
                                      ------      ------      ------      ------
  Total from Investment Operations      1.20        0.34        0.90        1.33
                                      ------      ------      ------      ------
Less Distributions:
  Dividends from net investment
    income                             (0.94)      (0.78)      (0.71)      (0.73)
  Distributions from net capital
    gains on investments                0.00       (0.01)      (0.15)      (0.11)
                                      ------      ------      ------      ------
  Total Distributions                  (0.94)      (0.79)      (0.86)      (0.84)
                                      ------      ------      ------      ------
Net Asset Value, End of Period        $10.34      $10.08      $10.53      $10.49
                                    ========    ========    ========     =======
Total Return                           12.70%       3.39%       8.84%      13.71%

Ratios/Supplemental Data:
  Net Assets, end of period (in
    thousands)                      $605,159    $250,794    $115,233     $24,983
  Ratio of Expenses to Average Net
    Assets
    Before expense reimbursement        0.50%       0.77%       0.97%       1.99%
    After expense reimbursement         0.44%       0.65%       0.65%       0.65%
  Ratio of Net Income to Average
    Net Assets
    Before expense reimbursement        9.31%       7.56%       6.60%       6.05%
    After expense reimbursement         9.37%       7.68%       6.92%       7.39%
  Portfolio Turnover Rate                205%        128%        136%        235%

(1) Annualized

(2) Non-annualized

# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                  LOW DURATION
                                                    BOND FUND
                                    -----------------------------------------
                                       CLASS M         CLASS I       CLASS M
                                    -------------   -------------   ---------
                                     SIX MONTHS      SIX MONTHS
                                        ENDED           ENDED         YEAR
                                    SEPTEMBER 30,   SEPTEMBER 30,     ENDED
                                        2001#           2001#       MARCH 31,
                                     (UNAUDITED)     (UNAUDITED)      2001#
                                    -------------   -------------   ---------
Net Asset Value, Beginning of
  Period                                $10.03          $10.03        $ 9.99
                                      --------        --------        ------
Income from Investment Operations:
  Net investment income                   0.33            0.34          0.80
  Net realized and unrealized gain
    on investments and futures
    contracts                             0.06            0.07          0.04
                                      --------        --------        ------
  Total from Investment Operations        0.39            0.41          0.84
                                      --------        --------        ------
Less Distributions:
  Dividends from net investment
    income                               (0.33)          (0.34)        (0.80)
  Distributions from net capital
    gains on investments                  0.00            0.00          0.00
                                      --------        --------        ------
  Total Distributions                    (0.33)          (0.34)        (0.80)
                                      --------        --------        ------
Net Asset Value, End of Period          $10.09          $10.10        $10.03
                                      ========        ========      ========
Total Return                              3.96%(2)        4.17%(2)      8.89%

Ratios/Supplemental Data:
  Net Assets, end of period (in
    thousands)                        $276,528        $311,742      $166,246
  Ratio of Expenses to Average Net
    Assets
    Before expense reimbursement          0.66%(1)        0.47%(1)      0.65%
    After expense reimbursement           0.58%(1)        0.39%(1)      0.58%
  Ratio of Net Income to Average
    Net Assets
    Before expense reimbursement          6.51%(1)        6.70%(1)      8.01%
    After expense reimbursement           6.59%(1)        6.78%(1)      8.08%
  Portfolio Turnover Rate                   13%(2)          13%(2)        53%

(1) Annualized

(2) Non-annualized

# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                    LOW DURATION
                                                      BOND FUND
                                                     (CONTINUED)
                                    ---------------------------------------------
                                     CLASS I     CLASS M     CLASS M     CLASS M
                                    ---------   ---------   ---------   ---------
                                      YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED
                                    MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                      2001#       2000#       1999#       1998#
                                    ---------   ---------   ---------   ---------
Net Asset Value, Beginning of
  Period                              $ 9.99      $10.15      $10.18      $10.00
                                      ------      ------      ------      ------
Income from Investment Operations:
  Net investment income                 0.82        0.72        0.66        0.65
  Net realized and unrealized
    gain/(loss) on investments and
    futures contracts                   0.04       (0.11)      (0.02)       0.19
                                      ------      ------      ------      ------
  Total from Investment Operations      0.86        0.61        0.64        0.84
                                      ------      ------      ------      ------
Less Distributions:
  Dividends from net investment
    income                             (0.82)      (0.72)      (0.66)      (0.65)
  Distributions from net capital
    gains on investments                0.00       (0.05)      (0.01)      (0.01)
                                      ------      ------      ------      ------
  Total Distributions                  (0.82)      (0.77)      (0.67)      (0.66)
                                      ------      ------      ------      ------
Net Asset Value, End of Period        $10.03      $ 9.99      $10.15      $10.18
                                    ========    ========    ========    ========
Total Return                            9.10%       6.22%       6.54%       8.71%

Ratios/Supplemental Data:
  Net Assets, end of period (in
    thousands)                      $257,021    $367,943    $235,337    $135,313
  Ratio of Expenses to Average Net
    Assets
    Before expense reimbursement        0.46%       0.66%       0.70%       0.93%
    After expense reimbursement         0.39%       0.58%       0.58%       0.58%
  Ratio of Net Income to Average
    Net Assets
    Before expense reimbursement        8.20%       7.14%       6.49%       6.37%
    After expense reimbursement         8.27%       7.22%       6.61%       6.72%
  Portfolio Turnover Rate                 53%        126%         73%        102%

(1) Annualized

(2) Non-annualized

# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                      ALPHATRAK 500
                                                          FUND*
                                    -------------------------------------------------
                                     SIX MONTHS
                                        ENDED         YEAR        YEAR       PERIOD
                                    SEPTEMBER 30,     ENDED       ENDED       ENDED
                                        2001#       MARCH 31,   MARCH 31,   MARCH 31,
                                     (UNAUDITED)      2001#       2000#      1999*#
                                    -------------   ---------   ---------   ---------
Net Asset Value, Beginning of
  Period                                $ 8.47        $11.90      $11.40     $10.00
                                      --------        ------      ------    -------
Income from Investment Operations:
  Net investment income                   0.24          0.75        0.63       0.44
  Net realized and unrealized
    (loss)/gain on investments and
    futures contracts                    (0.93)        (3.12)       1.43       1.22
                                      --------        ------      ------    -------
  Total from Investment Operations       (0.69)        (2.37)       2.06       1.66
                                      --------        ------      ------    -------
Less Distributions:
  Dividends from net investment
    income                               (0.26)        (0.74)      (0.70)     (0.26)
  Distributions from net capital
    gains on investments                  0.00         (0.32)      (0.86)      0.00
                                      --------        ------      ------    -------
  Total Distributions                    (0.26)        (1.06)      (1.56)     (0.26)
                                      --------        ------      ------    -------
Net Asset Value, End of Period          $ 7.52        $ 8.47      $11.90     $11.40
                                       =======       =======     =======     ======
Total Return                             (8.54)%(2)   (21.20)%     19.28%     17.28%(2)

Ratios/Supplemental Data:
  Net Assets, end of period (in
    thousands)                         $55,674       $54,367     $26,931     $8,104
  Ratio of Expenses to Average Net
    Assets
    Before expense reimbursement          0.90%(1)      0.88%       1.59%      3.39%(1)
    After expense reimbursement           0.80%(1)      0.63%       0.66%      0.72%(1)
  Ratio of Net Income to Average
    Net Assets
    Before expense reimbursement          5.55%(1)      7.31%       5.56%      4.14%(1)
    After expense reimbursement           5.65%(1)      7.56%       6.49%      6.81%(1)
  Portfolio Turnover Rate                   15%(2)        82%        280%        74%(2)

* The AlphaTrak 500 Fund commenced operations on June 29, 1998.

(1) Annualized

(2) Non-annualized

# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            METROPOLITAN WEST FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2001
                                  (UNAUDITED)

1. SUMMARY OF ORGANIZATION

  The Metropolitan West Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended. Metropolitan West Asset Management, LLC (the "Adviser"), a registered investment adviser, provides the Funds with investment management services. The Trust currently consists of four separate diversified portfolios (each a "Fund" and collectively, the "Funds"): Metropolitan West Total Return Bond Fund (the "Total Return Bond Fund"), Metropolitan West Low Duration Bond Fund (the "Low Duration Bond Fund"), Metropolitan West AlphaTrak 500 Fund (the "AlphaTrak 500 Fund") and the Metropolitan West Short-Term Investment Fund (the "Short-Term Investment Fund"). The Total Return Bond Fund and Low Duration Bond Fund commenced investment operations on March 31, 1997. Effective March 31, 2000, the Low Duration Bond Fund and the Total Return Bond Fund offered two classes of shares: Class M (existing shares) and Class I shares. The AlphaTrak 500 Fund commenced investment operations on June 29, 1998. The Short-Term Investment Fund was not operational at September 30, 2001.

  The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The dollar-weighted average maturity will exceed its portfolio duration.

  The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Fund. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. The dollar-weighted average maturity for this Fund will exceed its portfolio duration.

  The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund invests in S&P 500 Index futures contracts backed by a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund's dollar-weighted average maturity will exceed its portfolio duration.

--------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds:

  SECURITY VALUATION:
  Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange which it is traded. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

  ORGANIZATION COSTS:
  Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations.

  DISTRIBUTIONS TO SHAREHOLDERS:
  The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

--------------------------------------------------------------------------------


  FEDERAL INCOME TAXATION:
  It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required.

  CASH AND CASH EQUIVALENTS:
  The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

  USE OF ESTIMATES:
  In preparing financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PORTFOLIO INVESTMENTS

  The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

  Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

  The Funds may also invest in Collateralized Mortgage Obligations (CMOs). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. In-

--------------------------------------------------------------------------------


  terest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit ("REMIC"). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

  The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). During the period ended September 30, 2001, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.

  The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Advisor to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses.

--------------------------------------------------------------------------------


  The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

  In addition to the securities listed above, the AlphaTrak 500 Fund may invest all of its assets in the following equity derivative instruments: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools or trusts that invest in such stocks.

4. SECURITIES TRANSACTIONS

  PURCHASES AND SALES:
  Investment transactions for the period ended September 30, 2001, excluding temporary short-term investments, were as follows:

                                         PURCHASES          SALES
                                       --------------    ------------
Total Return Bond Fund                 $1,024,411,245    $585,908,067
Low Duration Bond Fund                    240,308,188      55,647,960
AlphaTrak 500 Fund                         22,996,784       7,186,871

5. INVESTMENT ADVISORY SERVICES

  As compensation for advisory services, the Adviser charges the Total Return Bond Fund and the Low Duration Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.35% and 0.30%, respectively, of each Fund's average daily net assets. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund's average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund's average daily net assets), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index over the same period. Under this agreement, the basic fee was increased by 0.25% resulting in $195,360 of total management fees, for the period ended September 30, 2001. Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation

--------------------------------------------------------------------------------


  from the Funds. Investment advisory fees and other transactions with affiliates, for the period ended September 30, 2001, were as follows:

                                   INVESTMENT               VOLUNTARY
                                    ADVISORY                 EXPENSE
                                    FEE RATE               LIMITATION
                              ---------------------   ---------------------
                                CLASS M     CLASS I     CLASS M     CLASS I
                              -----------   -------   -----------   -------
Total Return Bond Fund           0.35%      0.35%        0.65%      0.44 %
Low Duration Bond Fund           0.30       0.30         0.58       0.39
AlphaTrak 500 Fund            0.00 - 0.70    N/A      0.20 - 0.90    N/A

6. SHARE MARKETING (12B-1) PLAN

  The Trust has a Share Marketing Plan (or Rule 12b-1 plan) pursuant to Rule 12b-1 of the 1940 Act with respect to AlphaTrak 500 Fund, and Class M shares of the Total Return Bond Fund and the Low Duration Bond Fund. The Total Return Bond Fund and Low Duration Bond Fund began accruing for Rule 12b-1 expenses on April 1, 2000. Under the Plan, the Trust reimburses the Distributor, as the Trust's distribution coordinator, at an annual rate up to 0.25% of the Fund's aggregate average daily net assets to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.21% for the Total Return Bond Fund and 0.19% for the Low Duration Bond Fund for the fiscal year ending March 31, 2002. The AlphaTrak 500 Fund is currently waiving all Rule 12b-1 fees.

7. CAPITAL SHARE TRANSACTIONS

  Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

                                                              TOTAL RETURN BOND FUND
                                             --------------------------------------------------------
                                                       CLASS M                      CLASS I
                                             ---------------------------   --------------------------
                                             PERIOD ENDED       YEAR       PERIOD ENDED       YEAR
                                             SEPTEMBER 30,      ENDED      SEPTEMBER 30,     ENDED
                                                 2001         MARCH 31,        2001        MARCH 31,
                                              (UNAUDITED)       2001        (UNAUDITED)       2001
                                             -------------   -----------   -------------   ----------
   Change in Fund shares:
    Shares outstanding at beginning of
     period                                   41,246,377      23,348,746     58,541,689     1,525,372
    Shares sold                               22,338,675      34,825,712     35,915,081    62,808,418
    Shares issued through reinvestment of
     dividends                                 1,309,122       1,892,794      2,029,872     3,351,185
    Shares redeemed                           (9,562,484)    (18,820,875)   (15,507,393)   (9,143,286)
                                              ----------     -----------    -----------    ----------
   Net increase in fund shares                14,085,313      17,897,631     22,437,560    57,016,317
                                              ----------     -----------    -----------    ----------
   Shares outstanding at end of period        55,331,690      41,246,377     80,979,249    58,541,689
                                              ==========     ===========    ===========    ==========

--------------------------------------------------------------------------------


                                                              LOW DURATION BOND FUND
                                             ---------------------------------------------------------
                                                       CLASS M                       CLASS I
                                             ---------------------------   ---------------------------
                                             PERIOD ENDED       YEAR       PERIOD ENDED       YEAR
                                             SEPTEMBER 30,      ENDED      SEPTEMBER 30,      ENDED
                                                 2001         MARCH 31,        2001         MARCH 31,
                                              (UNAUDITED)       2001        (UNAUDITED)       2001
                                             -------------   -----------   -------------   -----------
   Change in Fund shares:
    Shares outstanding at beginning of
     period                                    16,578,511     32,868,832     25,623,206      3,956,410
    Shares sold                                13,954,003     12,974,336     18,563,723     34,807,906
    Shares issued through reinvestment of
     dividends                                    498,004      1,207,876        711,487      1,529,820
    Shares redeemed                            (3,637,018)   (30,472,533)   (14,026,027)   (14,670,930)
                                              -----------    -----------    -----------    -----------
   Net increase (decrease) in Fund shares      10,814,989    (16,290,321)     5,249,183     21,666,796
                                              -----------    -----------    -----------    -----------
   Shares outstanding at end of period         27,393,500     16,578,511     30,872,389     25,623,206
                                              ===========    ===========    ===========    ===========

                                                                     ALPHATRAK 500 FUND
                                                                 --------------------------
                                                                 PERIOD ENDED       YEAR
                                                                 SEPTEMBER 30,     ENDED
                                                                     2001        MARCH 31,
                                                                  (UNAUDITED)       2001
                                                                 -------------   ----------
   Change in Fund shares:
    Shares outstanding at beginning of period                      6,416,853      2,262,671
    Shares sold                                                    2,062,155      6,737,034
    Shares issued through reinvestment of dividends                  210,848        300,053
    Shares redeemed                                               (1,291,160)    (2,882,905)
                                                                  ----------     ----------
   Net increase in Fund shares                                       981,843      4,154,182
                                                                  ----------     ----------
   Shares outstanding at end of period                             7,398,696      6,416,853
                                                                  ==========     ==========

--------------------------------------------------------------------------------


8. CAPITAL LOSS CARRYFORWARDS

  At March 31, 2001 the following Funds had available for Federal income tax purposes unused capital losses as follows:

                                              LOSSES               YEAR OF
                  FUND                     CARRYFORWARD           EXPIRATION
                  ----                  -------------------   ------------------
   Low Duration Bond Fund                   $3,331,863               2009
   Total Return Bond Fund                   $        0                 --
   AlphaTrak 500 Fund                       $2,732,213               2009

  POST OCTOBER LOSS

  Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2001, the Funds elected to defer capital losses as follows:

                                              LOSSES
                  FUND                       DEFERRED
                  ----                  -------------------
   Low Duration Bond Fund                   $ 4,381,590
   Total Return Bond Fund                   $   171,991
   AlphaTrak 500 Fund                       $12,631,912

                               BOARD OF TRUSTEES
                              Scott B. Dubchansky
                                Keith T. Holmes
                               Laird R. Landmann
                             Martin Luther King III
                                James M. Lippman
                              Daniel D. Villanueva

                                    OFFICERS
                              Scott B. Dubchansky
                      Chairman of the Board, President and
                          Principal Executive Officer

                              Joseph D. Hattesohl
                                   Treasurer

                               Arlana D. Williams
                 Assistant Treasurer, Principal Accounting and
                               Financial Officer

                               Lara E. Mulpagano
                                   Secretary

                               James E. Menvielle
                              Assistant Treasurer

                 ADVISER:                                    AUDITORS:
  Metropolitan West Asset Management, LLC              Deloitte & Touche LLP
   11766 Wilshire Boulevard, Suite 1580          350 South Grand Avenue, Suite 200
           Los Angeles, CA 90025                       Los Angeles, CA 90071
                CUSTODIAN:                                 DISTRIBUTOR:
           The Bank of New York                       PFPC Distributors, Inc.
       100 Church Street, 10th Floor                    3200 Horizon Drive
            New York, NY 10286                       King of Prussia, PA 19406
              TRANSFER AGENT:                             LEGAL COUNSEL:
                 PFPC Inc.                     Paul, Hastings, Janofsky & Walker LLP
              P.O. Box 61503                     345 California Street, 29th Floor
         King of Prussia, PA 19406                    San Francisco, CA 94104

                                [MetWstLg Logo]
                      For Additional Information about the
                         Metropolitan West Funds call:
                               (310) 966-8900 or
                           (800) 241-4671 (toll-free)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

                                  MET-SR-9/01